Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Principles of Consolidation and Basis of Presentation

The unaudited condensed consolidated financial statements include the accounts of BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) and its wholly owned and majority-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation. Certain prior-year amounts have also been reclassified to conform to the current-year’s presentation as a result of discontinued operations; see Note 1 — Organization and Nature of Business Operations and Note 4 — Discontinued Operations and Assets Held for Sale.

The Company consolidates all entities that it controls through a majority voting interest. In addition, the Company performs an analysis to determine whether its variable interest or interests give it a controlling financial interest in a variable interest entity (“VIE”) including ongoing reassessments of whether it is the primary beneficiary of a VIE. See Note 2(o) — Variable Interest Entities.

The unaudited condensed consolidated financial statements have been prepared by the Company, pursuant to interim financial reporting guidelines and the rules and regulations of the SEC. The condensed consolidated balance sheet at December 31, 2024 was derived from our audited annual consolidated financial statements. Certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of the Company’s management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair statement of the financial position and the results of operations for the periods presented have been included. The disclosures presented in our notes to the unaudited condensed consolidated financial statements are presented on a continuing operations basis. These unaudited condensed consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The unaudited results of operations for the three and nine months ended September 30, 2025 and 2024 are not necessarily indicative of the operating results to be expected for the full fiscal year or any future periods.

(b) Risks and Uncertainties

In 2025, the United States introduced trade policy actions that have increased import tariffs across a wide range of countries at various rates, with certain exemptions. To the extent that trade tariffs and other restrictions imposed by the United States or other countries increase the price of, or limit the amount of, our products or components or materials used in our products imported into the United States or other countries, or create adverse tax consequences, the sales, cost, or gross margin of our products that are sold in our Consumer Products segment may be adversely affected and the demand from our customers for products may be diminished. Uncertainty surrounding international trade policy and regulations as well as disputes and protectionist measures could also have an adverse effect on consumer confidence and spending and may impact the Company’s results of operations.

(c) Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of revenue and expense during the reporting periods. Estimates are used when accounting for certain items such as valuation of securities, allowance for credit losses, the fair value of loans receivables, intangible assets and goodwill, share based arrangements, contingent consideration, embedded derivatives, warrant liabilities, accounting for income tax valuation allowances, and sales returns and allowances. Estimates are based on historical experience, where applicable, and assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may significantly differ.

(d) Concentration of Risk

Revenues in the Capital Markets, Wealth Management, Communications, and E-Commerce segments are primarily generated in the United States. Revenues in the Consumer Products segment are primarily generated in the United States, Canada, and Europe.

The Company maintains cash in various federally insured banking institutions. The account balances at each institution periodically exceed the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage, and as a result, there is a concentration of credit risk related to amounts in excess of FDIC insurance coverage. The Company has not experienced any losses in such accounts and mitigates this risk by utilizing financial institutions of high credit quality.

(e) Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company also has restricted cash primarily consisting of cash collateral for leases and at December 31, 2024, restricted cash was used for the full redemption of the 6.375% Senior Notes due on February 28, 2025.

Cash, cash equivalents and restricted cash consist of the following:

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$184,225	$146,852
Restricted cash	1,274	100,475
Total cash, cash equivalents and restricted cash	$185,499	$247,327

(f) Supplemental Non-cash Disclosures

During the nine months ended September 30, 2025, there was non-cash investing activity of $8,876 related to loans transferred to loans held for sale from loans receivable at fair value. During the nine months ended September 30, 2025, there was non-cash financing activity related to the Company’s exchange of its 5.50% Senior Notes due March 2026 in the aggregate principal amount of $115,844, its 5.00% Senior Notes due December 2026 in the aggregate principal amount of $146,448, its 5.25% Senior Notes due August 2028 in the aggregate principal amount of $39,486, its 6.00% Senior Notes due January 2028 in the aggregate principal amount of $51,134, and its 6.50% Senior Notes due September 2026 in the aggregate principal amount of $2,061 for its New Notes in the aggregate principal amount of $277,007 for a net gain on exchange of senior notes of $67,208. There was also non-cash financing activity related to the recognition of capital from a noncontrolling interest of $12,494 upon the Company’s initial consolidation of a VIE, issuance of common stock in equity of subsidiary in the amount of $1,575, the disposition of noncontrolling interests through the sale and deconsolidation of businesses of $2,918, the reclassification of restricted stock awards from equity-classified awards in the amount of $2,138, the issuance of warrants for a term loan of $7,860, a derivative liability for the exit fee of that term loan of $11,244, and warrants issued for senior notes of $1,848.

During the nine months ended September 30, 2024, there was non-cash investing activity related to the receipt of a note receivable in the amount of $2,000 related to the sale of certain assets, $42,077 related to a loan receivable, at fair value that converted into equity securities, DIP loan conversion to purchase consideration equity for the purchase of Nogin, Inc. (“Nogin”) in the amount of $37,700, and $11,453 related to a loan receivable, at fair value that converted into equity securities. There was also non-cash investing activity of $22,576 related to loans transferred to loans held for sale from loans receivable at fair value. During the nine months ended September 30, 2024, there was non-cash financing activity related to the Company’s redemption of its 6.375% Senior Notes due 2025 in the aggregate principal amount of $1,130 in exchange for 36,903 shares of its common stock at fair value of $1,011 for a net gain on extinguishment of debt of $120.

(g) Accounts Receivable

Accounts receivable represents amounts due from the Company’s Capital Markets, Wealth Management, Communications, and Consumer Products customers. The Company maintains an allowance for credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management utilizes the expected loss model, which includes the pooling of receivables using the aging method, historical losses, current market conditions, and reasonable supportable forecasts of expected losses. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers. The Company’s bad debt expense and changes in the allowance for credit losses are included in Note 7 — Accounts Receivable.

(h) Inventories

Inventories are substantially all finished goods from the Consumer Products and Communications segments and are stated at the lower of cost, determined on the first-in, first-out (FIFO) basis, or net realizable value. The Company maintains an allowance for excess and obsolete inventories to reflect its estimate of realizable value of the inventory based on historical sales and recoveries. Inventories are included in the “Prepaid expenses and other assets” line item in the unaudited condensed consolidated balance sheets.

(i) Rental Merchandise

Rental merchandise is carried at cost, net of accumulated depreciation. When initially purchased, merchandise is not depreciated until it is leased to its rent-to-own customers. Leased merchandise is depreciated over the lease term of the rental agreement and recorded as cost of sales. Rental merchandise that is returned is depreciated from the net book value on the day of the return on a straight-line basis for 24 months until the item is leased again or reaches a zero-dollar salvage value. Damaged or lost merchandise is written off monthly.

(j) Loans Receivable

Under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 825, Financial Instruments, the Company elected the fair value option for all outstanding loans receivable. Management evaluates the performance of the loan portfolio on a fair value basis. Under the fair value option, loans receivable are measured at each reporting period based upon their exit value in an orderly transaction, and unrealized gains or losses are included in the “Fair value adjustments on loans” line item in the unaudited condensed consolidated statements of operations. At the time of origination, the Company’s loans receivable are collateralized by the assets of borrowers and other pledged collateral and may have guarantees to provide for protection of the payments due on loans receivable.

The fair value of loans receivable was $55,018 and $90,103 as of September 30, 2025 and December 31, 2024, respectively. The loan receivable with Great American Holdings, LLC (“GA Holdings”) described below represents 45.4% and 1.9% of total loans receivable, at fair value at September 30, 2025 and December 31, 2024, respectively. The Company also has loans receivable from Exela Technologies, Inc. that represents 45.8% and 35.7% of total loans receivable at fair value at September 30, 2025 and December 31, 2024, respectively. The loans have various maturities through February 2029. As of September 30, 2025 and December 31, 2024, the principal balances net of discounts of loans receivable accounted for under the fair value option was $377,964 and $446,004, respectively. The net principal balances of loans receivable exceeded the fair value of loans by $322,946 and $355,901 as of September 30, 2025 and December 31, 2024, respectively. The Company recorded net realized and unrealized gains of $1,299 and losses of $5,997 during the three and nine months ended September 30, 2025, respectively, and net realized and unrealized losses of $71,477 and $259,260 during three and nine months ended September 30, 2024, respectively, on loans receivable. Net realized and unrealized gains and losses on loans receivable are reflected in the “Fair value adjustments on loans” line item on the accompanying unaudited condensed consolidated statements of operations.

Loans receivable, at fair value on non-accrual and 90 days or greater past due was $1,303, which represented approximately 2.4% of total loans receivable, at fair value as of September 30, 2025. The principal balance of loans receivable on non-accrual and 90 days or greater past due was $325,155 as of September 30, 2025. Loans receivable, at fair value on non-accrual was $21,122, which represents approximately 23.4% of total loans receivable, at fair value as of December 31, 2024. The principal balance of loans receivable on non-accrual was $321,544 as of December 31, 2024. Interest income for loans on non-accrual and/or 90 days or greater past due is recognized separately from the “Fair value adjustments on loans” line item in the accompanying unaudited condensed consolidated statements of operations. The amount of gains or (losses) included in earnings attributable to changes in instrument-specific credit risk was $1,316 and $(71,746) during the three months ended September 30, 2025 and 2024, respectively, and $(5,980) and $(259,163) for the nine months ended September 30, 2025 and 2024, respectively. The gains or losses attributable to changes in instrument-specific risk were determined by management based on an estimate of the fair value change during the period specific to each loan receivable.

Interest income on loans receivable is recognized based on the stated interest rate of the loan on the unpaid principal balance and is included in the “Interest income — loans” line item in the unaudited condensed consolidated statements of operations.

The Company may periodically provide limited guarantees to third parties for loans that are made to investment banking and lending clients. As of September 30, 2025, the Company has outstanding limited guarantee arrangements with respect to Babcock & Wilcox Enterprises, Inc. (“B&W”) as further described in Note 17(b) — Babcock & Wilcox Commitments and Guarantees. In accordance with the credit loss standard, the Company evaluates the need to record an allowance for credit losses for these loan guarantees since they have off-balance sheet credit exposures. As of September 30, 2025, the Company has not recorded any provision for credit losses on the B&W guarantees since the Company believes that there is sufficient collateral to protect the Company from any credit loss exposure. On June 18, 2025, an amendment was made to the Axos Guaranty whereby the Company’s obligations as guarantor were suspended until January 1, 2027.

Vintage Capital Management, LLC Loan Receivable

On August 21, 2023, one of the Company’s subsidiaries and Vintage Capital Management, LLC (“VCM”), an affiliate of Brian Kahn (“Mr. Kahn”), amended and restated a promissory note (the “Amended and Restated Note”), pursuant to which VCM owes the Company’s subsidiary the aggregate principal amount of $200,506, which bears interest at the rate of 12.00% per annum payable-in-kind with a maturity date of December 31, 2027. The Amended and Restated Note requires repayments prior to the maturity date from certain proceeds received by VCM, Mr. Kahn or his affiliates from, among other proceeds, distributions or dividends paid by Freedom VCM, Inc. (“Freedom VCM”) in an amount equal to the greater of (i) 80% of the net after-tax proceeds, and (ii) 50% of gross proceeds. Amounts owing under the Amended and Restated Note may be repaid at any time without penalty. The obligations under the Amended and Restated Note are primarily secured by a first priority perfected security interest in Freedom VCM’s equity interests owned by Mr. Kahn, the chief executive officer (“CEO”) and a member of the board of directors of Freedom VCM as of December 31, 2023, and his spouse with a value, based on the transaction price of the take private transaction that included the acquisition of the Franchise Group, Inc. (“FRG”) by a buyer group that included members of senior management of FRG, led by Mr. Kahn, FRG’s then CEO (the “FRG take-private transaction”), of $227,296 as of August 21, 2023.

On January 22, 2024, Mr. Kahn resigned as CEO and a member of the board of directors of Freedom VCM. On November 3, 2024, Freedom VCM filed voluntary petitions for relief under Chapter 11 (“Chapter 11 Cases”) of Title 11 of the United States Bankruptcy Code (“Bankruptcy Code”), which impacted the collateral for this loan receivable. To the extent the loan balance and accrued interest exceed the underlying collateral value of the loan an unrealized loss will be recorded in the unaudited condensed consolidated statements of operations. On a quarterly basis, the Company will continue to obtain third party appraisals to evaluate the value of the collateral of the loan since the repayment of the loan and accrued interest will be paid primarily from the cash distributions from Freedom VCM or foreclosure on the underlying collateral.

The fair value of the VCM loan receivable was $1,303 and $2,057 as of September 30, 2025 and December 31, 2024, respectively. The remaining principal balance was $224,968 and $224,968 as of September 30, 2025 and December 31, 2024 and exceeded the fair value of the loan receivable by $223,665 and $222,911, respectively.

On September 29, 2025, the SEC filed a complaint in the U.S. District Court for the District of New Jersey against Prophecy Asset Management LP (“Prophecy”), Prophecy’s CEO, and Mr. Kahn alleging violations of certain of the antifraud provisions of federal securities laws. On November 10, 2025, news reports and a court filing by the U.S. Attorney’s Office for the District of New Jersey indicated that the U.S. Attorney’s Office has charged Kahn with securities fraud in connection with his activities as a Prophecy sub-adviser. On December 10, 2025, Mr. Kahn plead guilty to one count of conspiracy to commit securities fraud.

W.S. Badcock Corporation and Freedom VCM Receivables, Inc. Loans Receivable

On December 20, 2021, the Company entered into a Master Receivables Purchase Agreement (“Badcock Receivables I”) with W.S. Badcock Corporation, a Florida corporation (“WSBC”), which at the time was an indirect wholly owned subsidiary of FRG, which became a subsidiary of Freedom VCM as a result of the transaction on August 21, 2023. The Company paid $400,000 in cash to WSBC for the purchase of certain consumer credit receivables which are small consumer loans issued by WSBC to consumers for the purchase of merchandise sold at WSBC’s stores. On September 23, 2022, the Company’s then majority-owned subsidiary, B Riley Receivables II, LLC (“BRRII”), a Delaware limited liability company, entered into a Master Receivables Purchase Agreement (“Badcock Receivables II”) with WSBC. This purchase of $168,363 consumer credit receivables of WSBC was partially financed by a $148,200 term loan. During the three months ended March 31, 2023, BRRII entered into Amendment No. 2 and No. 3 to Badcock Receivables II with WSBC for a total of $145,278 in additional consumer credit receivables. The accounting for these transactions resulted in the Company recording a loan receivable from WSBC with the recognition of interest income at an imputed rate based on the cash flows expected to be received from the collection of the consumer receivables that serve as collateral for the loan. The collateral for these loans receivable are the individual consumer credit receivables that were originally issued to WSBC consumers for merchandise sold in WSBC stores and the total amount of collections on these loans receivable is dependent upon their credit performance. These loans receivable are measured at fair value.

On August 21, 2023, all of the equity interests of BRRII were sold to Freedom VCM Receivables, Inc. (“Freedom VCM Receivables”), a subsidiary of Freedom VCM, which resulted in a loss of $78. In connection with the sale, Freedom VCM Receivables entered into the Freedom Receivables Note in the amount of $58,872, with a stated interest rate of 19.74% per annum and a maturity date of August 21, 2033 with payments of principal and interest on the note limited solely to the performance of certain consumer receivables held by BRRII. This loan receivable is measured at fair value.

In connection with these loans, the Company entered into a Servicing Agreement with WSBC pursuant to which WSBC provided to the Company certain customary servicing and account management services in respect of the receivables purchased by the Company under the Receivables Purchase Agreement. In addition, subject to certain terms and conditions, FRG has agreed to guarantee the performance by WSBC of its obligations under the Master Receivables Purchase Agreements and the Servicing Agreement.

On February 7, 2025, the Company sold the two loans and recorded net realized losses of $38,100 which is included in the “Fair value adjustments on loans” line item in the unaudited condensed consolidated statements of operations for the nine months ended September 30, 2025. As such, the Company no longer owned the two loans as of September 30, 2025. The fair value and remaining principal balances of the two loans in aggregate were $6,082 and $45,826, respectively, as of December 31, 2024. The principal balances of the two loans exceeded their fair value by $39,744 in aggregate as of December 31, 2024.

Conn’s, Inc. Loan Receivable

On December 18, 2023, WSBC was sold by Freedom VCM to Conn’s, Inc. (“Conn’s”) whereby the Company loaned Conn’s $108,000 pursuant to the “Conn’s Term Loan” which bears interest at an aggregate rate per annum equal to the Term Secured Overnight Financing Rate (“SOFR”) Rate (as defined in the Conn’s Term Loan), subject to a 4.80% floor, plus a margin of 8.00% and matures on February 20, 2027. Future collection of the Conn’s loan receivable is expected to be paid from the sale of assets and servicing of a pool of consumer receivables that serve as collateral for the loan where the Company has a second lien on these assets.

On July 23, 2024, Conn’s and certain of its subsidiaries filed voluntary positions for relief under Chapter 11 Cases of Title 11 of the Bankruptcy Code in the Southern District of Texas. The commencement of the Chapter 11 Cases constitutes an event of default that accelerates the repayment obligations of the loan receivable issued to Conn’s. Any efforts to enforce repayment obligations under the Conn’s loan are automatically stayed as a result of the Chapter 11 Cases and the Company’s rights of enforcement in respect of this loan are subject to the applicable provisions of the Bankruptcy Code. As a result of the Chapter 11 Cases, the Conn’s loan receivable was placed on non-accrual status.

On December 17, 2024, the Company entered into an agreement with the first-lien holder banks of the Conn’s loan receivable to assign the first-lien loan receivable to the Company for consideration of $27,738. The fair value and principal balance of the loan receivable was $19,761 as of December 31, 2024. The loan receivable was paid in full on January 24, 2025.

The fair value of the Conn’s Term Loan was zero and $19,065 as of September 30, 2025 and December 31, 2024, respectively. The remaining principal balance was $78,000 and $93,000 with unamortized discounts of $2,705 as of September 30, 2025 and December 31, 2024, respectively. The principal balances, net of discounts, exceeded the fair value of the loans receivable by $75,295 and $71,230 as of September 30, 2025 and December 31, 2024, respectively.

Torticity, LLC Loan Receivable

On November 2, 2023, the Company, along with other lenders entered into a loan receivable with Torticity, LLC that had a first lien on assets for an aggregate principal amount of $25,000 with an original maturity date of November 2, 2026 (“First Lien Loan”), of which $15,000 was the Company’s total principal commitment. The loan receivable prior to the amendment below bears interest at 15.00% per annum paid quarterly at 7.50% per annum in cash and 7.50% per annum payment-in-kind to be capitalized and added to the outstanding principal balance. On July 25, 2025, the Company entered into a separate bridge loan receivable with Torticity, LLC for an aggregate principal amount of $2,605. As the term of the amendment reached on September 4, 2025 described below, the bridge loan was repaid in full on September 10, 2025 along with interest income of $521, representing 20% of the principal balance, during the three months ended September 30, 2025. On September 4, 2025, the Company received additional equity in Torticity, LLC that increased the Company’s ownership from 4.7% to 19.0% in exchange for the following amendments to the First Lien Loan: (a) the First Lien Loan was subordinated to a new loan Torticity, LLC received from an unrelated third party, and the Company’s collateral was changed to have a second lien on all assets of Torticity, LLC, (b) the interest rate was reduced to 8% with all interest payment-in-kind, and (c) the maturity date was extended to September 4, 2029 (“Second Lien Loan”). The principal balance of both the Second Lien Loan and First Lien Loan was $16,333 as of September 30, 2025 and December 31, 2024. The First Lien Loan was impaired with no fair value at December 31, 2024 and the Second Lien Loan remained impaired with no fair value at September 30, 2025. There was no fair value assigned to the additional equity the Company received on September 4, 2024, and there has been no interest income recorded on the First Lien Loan or Second Lien Loan during 2025.

Great American Holdings, LLC Loan Receivable

On November 15, 2024, BRCC entered into a senior secured revolving credit and guaranty agreement with GA Holdings. On February 26, 2025, the senior secured revolving credit and guaranty agreement was transferred to BRF Finance Co., LLC (“BRF”), a wholly owned subsidiary of the Company. BRF’s initial revolving commitment was $25,000 with a maturity date of November 15, 2025. As subsequently amended, the revolving commitment was revised to $40,000 for the period March 10, 2025 to June 30, 2025 and reduced back to $25,000 from July 1, 2025 until the maturity date. The senior secured revolving credit bears interest at the Term SOFR rate, as defined in the agreement, plus an applicable rate of 4.75% per annum.

The carrying value and outstanding principal balances of the GA Holdings loan receivable was $25,000 and $1,698 as of September 30, 2025 and December 31, 2024, respectively. On October 16, 2025, all outstanding amounts due and owing under this facility were repaid in full to BRF and the facility was terminated.

GA Joann Retail Partnership, LLC Loan Receivable

On February 27, 2025, BRF, along with other lenders, entered into a credit agreement with GA Joann Retail Partnership, LLC (“Joann Retail”) for an aggregate commitment of $52,000, of which BRF is committed to $24,653. The credit agreement bears interest at 10.00% to be paid monthly as payment-in-kind and capitalized into the outstanding principal balance and has a maturity date of November 26, 2025. This loan receivable was paid in full on April 7, 2025.

(k) Securities and Other Investments Owned and Securities Sold Not Yet Purchased

The Company’s securities and other investments owned and securities sold not yet purchased consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Securities and other investments owned:
Securities and other investments owned at fair value:
Equity securities	$178,711	$165,408
Corporate bonds	33,048	29,027
Other fixed income securities	10,141	4,923
Partnership interests and other	23,575	15,867
Total securities and other investments owned at fair value:	245,475	215,225

Equity securities valued under the measurement alternative	69,991	67,100
Total securities and other investments owned	$315,466	$282,325

Securities sold not yet purchased:
Equity securities	$18,132	$—
Corporate bonds	1,954	1,891
Other fixed income securities	2,289	3,784
Total securities sold not yet purchased	$22,375	$5,675

Securities and other investments owned consist of equity securities including, common and preferred stocks, warrants, and options; corporate bonds; other fixed income securities including, government and agency bonds, and investments in partnerships that are accounted for at fair value in accordance with ASC 820, Fair Value Measurements (see Note 2(l)). Equity securities also include investments in public and private companies that are accounted for under the fair value option where the Company would otherwise use the equity method of accounting. Investments become subject to the equity method of accounting when the Company possesses the ability to exercise significant influence, but not control, over the operating and financial policies of the investee. The ability to exercise significant influence is presumed when the Company possesses more than 20% of the voting interests of the investee. However, the Company may have the ability to exercise significant influence over the investee when the Company owns less than 20% of the voting interests of the investee depending on the facts and circumstances that demonstrate that the ability to exercise influence is present, such as when the Company has representation on the board of directors of such investee. In accordance with ASC 321, Investments — Equity Securities, unrealized gains (losses) on equity securities held at September 30, 2025 includes unrealized gains (losses) of $25,942 and $(25,748) for the three months ended September 30, 2025 and 2024, respectively, and unrealized gains (losses) of $13,454 and $(217,370) for the nine months ended September 30, 2025 and 2024, respectively, which is included in the “Realized and unrealized gains (losses) on investments” line item on the accompanying unaudited condensed consolidated statements of operations.

Securities and other investments owned also includes equity investments in nonpublic entities that do not have a readily determinable fair value. For these investments the Company has elected to apply the measurement alternative under which they are measured at cost and adjusted for observable price changes and impairments. Observable price changes result from, among other things, equity transactions for the same issuer executed during the reporting period, including subsequent equity offerings or other reported equity transactions related to the same issuer. For these transactions to be considered observable price changes of the same issuer, the Company evaluates whether these transactions have similar rights and obligations, including voting rights, distribution preferences, conversion rights, and other factors, to the investments we hold. The carrying value of equity securities measured under the measurement alternative are as follows:

	September 30, 2025	December 31, 2024
Measurement alternative:
Carrying value	$69,991	$67,100

The following table presents the related adjustments recorded during the three and nine months ended September 30, 2025 and 2024 for equity securities measured under the measurement alternative and for those securities with observable price changes:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Upward carrying value changes	$—	$—	$1,732	$1,289
Downward carrying value changes/impairment	$(227)	$—	$(819)	$(2)

The following table presents the carrying amounts of equity securities valued under the measurement alternative that were still held as of the balance sheet date for which a nonrecurring fair value measurement was recorded during the period.

	Fair Value	Level 2
As of September 30, 2025
Non-marketable equity securities measured using the measurement alternative	$12,101	$12,101
As of December 31, 2024
Non-marketable equity securities measured using the measurement alternative	$7,294	$7,294

Securities sold, but not yet purchased represent obligations of the Company to deliver the specified security at the contracted price and thereby create a liability to purchase the security in the market at prevailing prices. Changes in the value of these securities are reflected currently in the results of operations.

As of September 30, 2025 and December 31, 2024, equity securities include $18,938 and $29,562 respectively, of investments in public and private companies that are accounted for under the fair value option where the Company would otherwise use the equity method of accounting as follows:

Freedom VCM Holdings, LLC Equity Interest and Take-Private Transaction

On August 21, 2023, the Company acquired an equity interest in Freedom VCM for $216,500 in cash in connection with the FRG take-private transaction. In connection with the closing of the FRG take-private transaction, the Company terminated an investment advisory agreement (the “Advisory Agreement”) with Mr. Kahn. Pursuant to the Advisory Agreement, Mr. Kahn, as financial advisor, had the sole power to vote or dispose of $64,644 of shares of FRG common stock (based on the value of FRG shares as of the closing date of the FRG take-private transaction) held of record by B. Riley Securities, Inc. (“BRS”). Upon the termination of the Advisory Agreement, (i) Mr. Kahn’s right to vote or dispose of such FRG shares terminated, (ii) such FRG shares owned by BRS were rolled over into additional equity interests in Freedom VCM in connection with the FRG take-private transaction, and (iii) Mr. Kahn owed a total of $20,911 to the Company under the Advisory Agreement which amount was added to, and included in, the Amended and Restated Note.

Following these transactions, the Company owned an equity interest of $281,144 (based on the FRG take-private transaction price) or 31% of the outstanding equity interests in Freedom VCM. Also in connection with the FRG take-private transaction, on August 21, 2023 all of the equity interests of BRRII were sold to a Freedom VCM affiliate, which resulted in a loss of $78. In connection with the sale, the Freedom VCM affiliate assumed the obligations with respect to the Pathlight Credit Agreement, and the Company entered into a non-recourse promissory note with another Freedom VCM affiliate in the amount of $58,872, with a stated interest rate of 19.74% and a maturity date of August 21, 2033 (the “Freedom Receivables Note”) with payments of principal and interest on the note limited solely to performance of certain receivables held by BRRII.

On December 18, 2023, a wholly owned subsidiary of Freedom VCM entered into a transaction that resulted in the sale of all of the operations of WS Badcock to Conn’s in exchange for the issuance by Conn’s of 1,000,000 shares of Conn’s preferred stock (the “Preferred Shares”). The Preferred Shares issued by Conn’s to Freedom VCM, subject to the terms set forth in the Certificate of Designation, are nonvoting and are convertible into an aggregate of approximately 24,540,295 shares of non-voting common stock of Conn’s, which represented 49.99% of the issued and outstanding shares of common stock of Conn’s which resulted in consideration received by Freedom VCM of approximately $69,900. As a result of the convertible preferred stock having a conversion feature into 49.99% of the common stock of Conn’s, Freedom VCM is considered to have significant influence over Conn’s in accordance with ASC 323 — Investments — Equity Method and Joint Ventures. On July 23, 2024, Conn’s filed a Chapter 11 Case under the Bankruptcy Code in the Bankruptcy Court. The original $69,900 of consideration that Freedom VCM received from the sale of WS Badcock to Conn’s that was held by Freedom VCM was written off by Freedom VCM after Conn’s bankruptcy filing on July 23, 2024, and there is expected to be no recovery of any value by Freedom VCM.

On November 3, 2024, Freedom VCM filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. As a result of the bankruptcy filing, the Company no longer had significant influence over Freedom VCM, and the equity investment was written off with a zero balance as of December 31, 2024. On June 1, 2025, the United States Bankruptcy Court for the District of Delaware entered an Order Confirming the Ninth Amended Joint Chapter 11 Plan of Franchise Group, Inc. and its affiliated debtors pursuant to the FRG Plan. Under the FRG Plan, all equity interests and claims related thereto were cancelled and such equity interest holders, including Freedom VCM as an equity holder of Franchise Group, Inc. will not receive any property or distributions under the FRG Plan. As a result of the FRG Plan, the Company does not expect to receive any proceeds or distributions from the equity investment in Freedom VCM. The bankruptcy filing resulted in the write-off of the equity investment. The change in fair value of $63,674 and $287,043 for the three and nine months ended September 30, 2024, respectively, is included in the “Realized and unrealized gains (losses) on investments” line item in the accompanying unaudited condensed consolidated statements of operations.

The following tables contain summarized financial information with respect to Freedom VCM, included below for purposes of the disclosure a quarter in arrears (consolidated balance sheet amounts as of September 30, 2024 correspond to amounts as of December 31, 2024 of the Company; income statement amounts during the three and nine months ended June 30, 2024 correspond to amounts for the three and nine months ended September 30, 2024 of the Company), which is the period in which the most recent financial information was available.

September 30, 2024
Current assets	$871,102
Noncurrent assets	$2,889,334
Current liabilities	$569,281
Noncurrent liabilities	$2,680,178
Equity attributable to investee	$510,977
	Three Months Ended June 30, 2024	Nine Months Ended June 30, 2024
Revenues	$767,404	$2,383,350
Cost of revenues	$491,702	$1,503,104
Loss from continuing operations	$—	$(1,175)
Net loss attributable to investees	$(111,881)	$(300,720)

Babcock and Wilcox Enterprises, Inc, Equity Investment

The Company owns a 25% voting interest in B&W whereby the Company has elected to account for this investment under the fair value option. The following tables contain summarized financial information with respect to B&W included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 and September 30, 2024 correspond to amounts as of September 30, 2025 and December 31, 2024, respectively, of the Company; income statement amounts during the three and nine months ended June 30, 2025 and 2024 correspond to amounts during the three and nine months ended September 30, 2025 and 2024, respectively, of the Company), which is the period in which the most recent financial information is available:

	June 30, 2025	September 30, 2024
Current assets	$526,901	$530,223
Noncurrent assets	$176,589	$274,410
Current liabilities	$529,293	$297,928
Noncurrent liabilities	$482,883	$709,823
Deficit attributable to investee	$(309,226)	$(203,694)
Noncontrolling interest	$540	$576
	Three Months Ended June 30,		Nine Months Ended June 30,
	2025	2024	2025	2024
Revenues	$144,054	$233,642	$391,524	$668,365
Cost of revenues	$100,812	$179,152	$283,988	$509,779
(Loss) income from continuing operations	$(6,052)	$25,222	$(85,133)	$(44,843)
Net (loss) income	$(58,492)	$25,364	$(143,502)	$(54,151)
Net (loss) income attributable to investees	$(58,492)	$25,315	$(143,564)	$(57,972)

As of September 30, 2025 and December 31, 2024, the fair value of the investment in B&W totaled $79,595 and $45,012, respectively, and is included in the “Securities and other investments owned, at fair value” line item in the accompanying unaudited condensed consolidated balance sheets.

Other Public Company Equity Investments

In March 2024, the Company no longer had board representation in Synchronoss Technologies, Inc. (“Synchronoss”) and as a result, the Company no longer retained significant influence over the equity investment. As of September 30, 2025, the Company had a voting interest of 4% in Synchronoss. The Company has elected to account for this equity investment under the fair value option. The following summarized income statement for Synchronoss is included below for purposes of disclosure a quarter in arrears whereas the three and nine months ended June 30, 2024 correspond to amounts during the three and nine months ended September 30, 2024 of the Company, which was the period in which the most recent financial information was available:

	Three Months Ended June 30, 2024	Nine Months Ended June 30, 2024
Revenues	$43,458	$127,825
Cost of revenues	$10,401	$30,916
Net income (loss) attributable to investees	$78	$(32,582)

As of September 30, 2025 and December 31, 2024, the fair value of the equity investment in Synchronoss Technologies, Inc. was $2,488 and $7,200, respectively. These amounts are included in “Securities and other investments owned, at fair value” line item in the accompanying unaudited condensed consolidated balance sheets.

Other Equity Investments

As of September 30, 2025, the Company had other equity investments where the Company is considered to have the ability to exercise influence since the Company has representation on the board of directors or the Company is presumed to have the ability to exercise significant influence since the investment is more than minor, and the limited liability company is required to maintain specific ownership accounts for each member. The Company has elected to account for these equity investments under the fair value option. These equity investments are comprised of equity investments in three and five private companies as of September 30, 2025 and December 31, 2024, respectively.

The following table contains summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 and September 30, 2024 correspond to amounts as of September 30, 2025 and December 31, 2024, respectively, of the Company; income statement amounts during the three and nine months ended June 30, 2025 and 2024 correspond to amounts during the three and nine months ended September 30, 2025 and 2024, respectively, of the Company), which is the period in which the most recent financial information is available:

	June 30, 2025	September 30, 2024
Current assets	$20,941	$215,927
Noncurrent assets	$136,668	$572,628
Current liabilities	$17,765	$86,672
Noncurrent liabilities	$84,251	$105,711
Equity attributable to investee	$55,593	$596,172
	For the Three Months Ended June 30,		For the Nine Months Ended June 30,
	2025	2024	2025	2024
Revenues	$16,709	$111,909	$46,932	$372,418
Cost of revenues	$2,928	$76,286	$7,725	$279,426
Net income (loss) attributable to investees	$872	$(4,273)	$4,881	$(14,229)

(l) Fair Value Measurements

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) for identical instruments that are highly liquid, observable, and actively traded in over-the-counter markets. Fair values determined by Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable and can be corroborated by market data. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s securities and other investments owned and securities sold and not yet purchased are comprised of common and preferred stocks and warrants, corporate bonds, and investments in partnerships. Investments in common stocks that are based on quoted prices in active markets are included in Level 1 of the fair value hierarchy. The Company also holds loans receivable valued at fair value, nonpublic common and preferred stocks and warrants for which there is little or no public market and fair value is determined by management on a consistent basis. For investments where little or no public market exists, management’s determination of fair value is based on the best available information which may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration various factors including earnings history, financial condition, recent sales prices of the issuer’s securities and liquidity risks. These investments are included in Level 3 of the fair value hierarchy. Investments in partnership interests include investments in private equity partnerships that primarily invest in equity securities, bonds, and direct lending funds. The Company also invests in priority investment funds, and the underlying securities held by these funds are primarily corporate and asset-backed fixed income securities and restrictions exist on the redemption of amounts invested by the Company. The Company’s partnership and investment fund interests are valued based on the Company’s proportionate share of the net assets of the partnerships and funds; the value for these investments is derived from the most recent statements received from the general partner or fund administrator. These partnership and investment fund interests are valued at net asset value (“NAV”) and are excluded from the fair value hierarchy in the table below in accordance with ASC 820, Fair Value Measurements. As of September 30, 2025 and December 31, 2024, partnership and investment fund interests valued at NAV of $23,575 and $15,867, respectively, are included in the “Securities and other investments owned, at fair value” line item in the accompanying unaudited condensed consolidated balance sheets.

The Company measures certain assets at fair value on a nonrecurring basis. These assets include equity method investments for which the measurement alternative has been elected, adjusted to fair value based on observable price changes or impairment, assets acquired and liabilities assumed in an acquisition or in a nonmonetary exchange, and property, plant and equipment and intangible assets that are written down to fair value when they are held for sale or determined to be impaired.

The following tables present information on the financial assets and liabilities measured and recorded at fair value on a recurring basis as of September 30, 2025 and December 31, 2024.

	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of September 30, 2025 Using
	Fair value as of September 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$178,711	$149,734	$—	$28,977
Corporate bonds	33,048	86	32,962	—
Other fixed income securities	10,141	—	10,141	—
Total securities and other investments owned	221,900	149,820	43,103	28,977
Loans receivable, at fair value	55,018	—	—	55,018
Other assets	—	—	—	—
Total assets measured at fair value	$276,918	$149,820	$43,103	$83,995

Liabilities:
Securities sold not yet purchased:
Equity securities	$18,132	$18,132	$—	$—
Corporate bonds	1,954	—	1,954	—
Other fixed income securities	2,289	—	2,289	—
Total securities sold not yet purchased	22,375	18,132	4,243	—
Liability-classified warrants	8,500	—	—	8,500
Total liabilities measured at fair value	$30,875	$18,132	$4,243	$8,500
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$165,408	$124,892	$—	$40,516
Corporate bonds	29,027	25,461	3,566	—
Other fixed income securities	4,923	—	4,923	—
Total securities and other investments owned	199,358	150,353	8,489	40,516
Loans receivable, at fair value	90,103	—	—	90,103
Total assets measured at fair value	$289,461	$150,353	$8,489	$130,619
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Securities sold not yet purchased:
Corporate bonds	$1,891	$—	$1,891	$—
Other fixed income securities	3,784	—	3,784	—
Total securities sold not yet purchased	5,675	—	5,675	—
Contingent consideration	4,538	—	—	4,538
Total liabilities measured at fair value	$10,213	$—	$5,675	$4,538

As of September 30, 2025 and December 31, 2024, financial assets measured and reported at fair value on a recurring basis and classified within Level 3 were $83,995 and $130,619, respectively, or 5.0% and 7.3%, respectively, of the Company’s total assets. In determining the fair value for these Level 3 financial assets, the Company analyzes various financial, performance and market factors to estimate the value, including where applicable, over-the-counter market trading activity. The fair value for individual Level 3 financial assets and liabilities have various financial inputs which include multiple of sales, the market price of related securities, annualized volatility, discount rates, recovery rates and expected term inputs that may change at each reporting period and result in an increase or decrease in the valuation of Level 3 financial assets and liabilities.

The following tables summarize the significant unobservable inputs in the fair value measurement of Level 3 financial assets and liabilities by category of investment and valuation technique as of September 30, 2025 and December 31, 2024:

	Fair value at September 30, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$24,117	Market approach	Multiple of EBITDA(2)	5.9x	5.9x
			Multiple of sales	0.5x – 6.0x	2.3x
			Market price of related security	$10.07 – $11.91	$11.04
	4,860	Option pricing model	Annualized volatility	48.0% – 192.0%	71.0%
Loans receivable at fair value	53,715	Discounted cash flow	Discount rate	7.3% – 20.2%	16.4%
	1,303	Market approach	Market price of related security	$6.08	$6.08
Total level 3 assets measured at fair value	$83,995
Liabilities:
Liability-classified warrants	$8,500	Monte Carlo simulation and Black-Scholes option pricing model	Annualized volatility	80.0%	80.0%
			Discount for lack of marketability	12.0%	12.0%
Total level 3 liabilities measured at fair value	$8,500

____________

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

(2)      Multiple of earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

	Fair value at December 31, 2024	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$34,654	Market approach	Multiple of EBITDA	6.3x	6.3x
			Multiple of Sales	2.1x – 8.0x	3.1x
			Market price of related security	$9.97 – $11.10	$10.76
	5,862	Option pricing model	Annualized volatility	47.0% – 171.0%	87.0%
Loans receivable at fair value	86,150	Discounted cash flow	Discount rate	7.3% – 69.1%	19.7%
	3,953	Market approach	Market price of related security	$9.60 – $16.48	$12.90
Total level 3 assets measured at fair value	$130,619
Liabilities:
Contingent consideration	$4,538	Discounted cash flow	Discount rate	5.0% – 7.5%	5.1%
Total level 3 liabilities measured at fair value	$4,538

____________

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

The changes in Level 3 fair value hierarchy during the three months ended September 30, 2025 and 2024 were as follows:

	Level 3 Balance at Beginning of Period	Level 3 Changes During the Period						Level 3 Balance at End of Period	Change in unrealized gains (losses)(2)
		Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3
Three Months Ended September 30, 2025
Equity securities	$27,726	$645	$—	$175,599	$—	$(174,993)	$—	$28,977	$644
Loans receivable at fair value	48,980	1,299	—	47,580	—	(42,841)	—	55,018	1,183
Other assets	1,029	(1,029)	—	—	—	—	—	—	(1,029)
Contingent consideration	4,608	(4,560)	—	—	—	(48)	—	—	4,560
Liability-classified warrants	4,160	4,340	—	—	—	—	—	8,500	(4,340)

Three Months Ended September 30, 2024
Equity securities	$114,982	$(66,349)	$—	$49	$—	$13,266	$—	$61,948	$(66,346)
Loans receivable at fair value	229,199	(71,477)	874	27,727	—	(34,619)	—	151,704	(71,478)
Contingent consideration	25,216	373	—	—	—	(5,048)	—	20,541	(373)

____________

(1)      Fair value adjustments during the three months ended September 30, 2025 includes the following: $645 of realized and unrealized gains (losses) on equity securities is comprised of $(37) included in “Trading gains (losses), net” and $682 included in “Realized and unrealized gains (losses) on investments”, $1,299 of fair value adjustments on loans included in “Fair value adjustments on loans”, $(1,029) of realized and unrealized losses related to other assets which is comprised of $(127) recorded to “Trading gains (losses), net” and $(902) recorded to “Realized and unrealized gains (losses) on investments”, $4,560 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, and $(4,340) of unrealized gains related to liability-classified warrants included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations.

          Fair value adjustments during the three months ended September 30, 2024 includes the following: $(66,349) of realized and unrealized gains (losses) on equity securities is comprised of $(15,127) of realized and unrealized gains (losses) included in “Trading gains (losses), net” and $(51,222) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(71,477) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(373) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.

(2)      For the three months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

The changes in Level 3 fair value hierarchy during the nine months ended September 30, 2025 and 2024 were as follows:

		Level 3 Changes During the Period
	Level 3 Balance at Beginning of Year	Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3	Level 3 Balance at End of Period	Change in unrealized gains (losses)(2)
Nine Months Ended September 30, 2025
Equity securities	$40,516	$(3,003)	$—	$201,466	$(10,000)	$(200,002)	$—	$28,977	$(3,655)
Loans receivable at fair value	90,103	(5,997)	—	106,212	(10,415)	(124,885)	—	55,018	(8,834)
Contingent consideration	4,538	(4,394)	—	—	—	(144)	—	—	4,394
Liability-classified warrants	—	640	—	7,860	—	—	—	8,500	(640)
Embedded derivative	—	(8,119)	—	11,244	—	(3,125)	—	—	8,119

Nine Months Ended September 30, 2024
Equity securities	$452,581	$(325,310)	$20	$665	$(78,197)	$13,266	$(1,077)	$61,948	$(327,675)
Loans receivable at fair value	532,419	(259,260)	5,136	65,832	(22,785)	(169,638)	—	151,704	(267,549)
Contingent consideration	25,194	513	—	—	—	(5,166)	—	20,541	(513)

____________

(1)      Fair value adjustments during the nine months ended September 30, 2025 includes the following: $(3,003) of realized and unrealized gains (losses) on equity securities is comprised of $(1,212) included in “Trading gains (losses), net” and $(1,791) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(5,997) of fair value adjustments on loans included in “Fair value adjustments on loans”, $4,394 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, $(640) of realized and unrealized losses related to liability-classified warrants included in “Change in fair value of financial instruments and other”, and $8,119 of unrealized gains related to embedded derivatives included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the nine months ended September 30, 2024 includes the following: $(325,310) of realized and unrealized gains (losses) on equity securities is comprised of $(64,632) of realized and unrealized gains (losses) included in fair value adjustments on loans and $(260,678) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(259,260) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(513) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.

(2)      For the nine months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

The carrying amounts reported in the unaudited condensed consolidated financial statements for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value based on the short-term maturity of these instruments.

As of September 30, 2025 and December 31, 2024, the senior notes payable had a carrying amount of $1,311,311 and $1,530,561, respectively, and fair value of $648,218 and $769,476, respectively. The aggregate carrying amount of the Company’s notes payable, revolving credit facility, and term loans of $132,091 and $243,779 as of September 30, 2025 and December 31, 2024, respectively, approximates fair value because the effective yield of such instrument is consistent with current market rates of interest for instruments of comparable credit risk.

(m) Equity Method Investment

As of September 30, 2025 and December 31, 2024, equity investments that are accounted for under the equity method of accounting had an aggregate carrying value of $92,427 and $85,487, respectively, which is included in “Prepaid expenses and other assets” in the accompanying unaudited condensed consolidated balance sheets (refer to Note 8 — Prepaid Expenses and Other Assets). The Company’s share of earnings or losses from equity method investees included in the “Income from equity investments” line item was $9,193 and $6 during the three months ended September 30, 2025 and 2024, respectively, and $34,244 and $12 during the nine months ended September 30, 2025 and 2024, respectively, in the accompanying unaudited condensed consolidated statements of operations.

GA Holdings

On November 15, 2024, the Company completed the sale of a majority interest in GA Holdings to Oaktree (the “Great American Transaction”). Upon completion of the sale, the Company retained a minority ownership interest of approximately 44.2% of the Class A common units of GA Holdings. GA Holdings operations include appraisal and valuation services, real estate, and retail, wholesale & industrial auction and liquidation services to help clients dispose of assets that include multi-location retail inventory, wholesale inventory, trade fixtures, machinery and equipment, intellectual property and real property. GA Holdings has three classes of equity interests which include common interests, Class A preferred interests and Class B preferred interests. The Company accounts for its investment in GA Holdings under the equity method of accounting in accordance with ASC 323, Investments — Equity Method and Joint Ventures, with a three-month lag.

Under the equity method of accounting, the Company records its proportionate share of earnings or losses; however, given the capital structure of GA Holdings the Company applies the Hypothetical Liquidation at Book Value (“HLBV”) method on a three-month lag to determine the allocation of profits and losses since the liquidation rights and priorities, as defined by the limited liability agreement of GA Holdings, differ from the Company’s underlying ownership interest. The HLBV method calculates the proceeds that would be attributable to each partner based on the liquidation provisions of the limited liability agreement as if GA Holdings was to be liquidated at book value as of the balance sheet date. Each partner’s allocation of income or loss in the period is equal to the change in the amount of net equity they are legally able to claim based on a hypothetical liquidation of the entity at the end of a reporting period compared to the beginning of that period, adjusted for any capital transactions.

As of September 30, 2025 and December 31, 2024, our net investment in GA Holdings was $85,233 and $82,462, respectively, and is included in the “Prepaid expenses and other assets” line item in the unaudited condensed consolidated balance sheets. Based on the terms of the limited liability agreement, we recorded equity in net income attributable to GA Holdings using the HLBV method of $6,410 and $2,771 for the three and nine months ended September 30, 2025, respectively, which is included in the “Income from equity investments” line item in the accompanying unaudited condensed consolidated statements of operations.

The following tables contain summarized financial information with respect to GA Holdings, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 correspond to amounts as of September 30, 2025 and income statement amounts during the quarter ended June 30, 2025 and period from November 15, 2024 to June 30, 2025 correspond to quarter ended and year to date amounts for the period ended September 30, 2025, respectively):

June 30, 2025
Current assets	$50,040
Noncurrent assets	$276,007
Current liabilities	$35,151
Noncurrent liabilities	$538
Mezzanine equity – preferred units	$279,097
Equity attributable to investee	$11,261
	Three Months Ended June 30, 2025	November 15, 2024 to June 30, 2025
Revenue	$55,947	$114,683
Cost of revenue and expenses	$54,203	$105,431
Net income attributable to investee	$1,744	$9,252

Joann Retail

On February 27, 2025, the Company contributed capital and certain financial support in the form of cash and subordinated debt in exchange for minority ownership interest of approximately 47.4% in Joann Retail. Joann Retail’s operations include the acquisition and liquidation of Joann Inc’s (and its subsidiaries) retail assets. Joann Retail has two classes of equity interest which include voting Class A and nonvoting Class B interests.

The Company accounts for its investment in Joann Retail under the equity method of accounting in accordance with ASC 323, Investments — Equity Method and Joint Ventures, under which the Company accounts for its investment on a three-month lag to determine the allocation of profits and losses. For the three and nine months ended September 30, 2025, the Company recorded equity method losses in the amount of zero and $1,714, respectively, in its unaudited condensed consolidated statements of operations, which correspond to the equity method investment’s operating results for the three and nine months ended June 30, 2025, respectively.

As of September 30, 2025, the Company’s investment in Joann Retail was zero as the Company had fully recovered its initial investment of $6,163 in Joann Retail. The Company’s investment in Joann Retail is adjusted for the Company’s proportionate share of equity method income or losses and of cash distributions received during the nine months ended September 30, 2025. The Company received $33,086 in excess of the Company’s investment balance during the nine months ended September 30, 2025, and the distributions received in excess of the investment balance are recognized as other income and included in the “Income from equity investments” line item in the unaudited condensed consolidated statements of operations.

The following tables contain summarized financial information with respect to Joann Retail, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 correspond to amounts as of September 30, 2025 and income statement amounts for the three months ended June 30, 2025 and period from February 27, 2025 (inception) to June 30, 2025 correspond to the three and nine months ended September 30, 2025, respectively):

June 30, 2025
Current assets	$47,944
Noncurrent assets	$—
Current liabilities	$47,944
Equity attributable to investee	$—
	Three Months Ended June 30, 2025	February 27, 2025 to June 30, 2025
Revenue	$158,990	$158,990
Cost of revenue and expenses	$94,825	$98,440
Net income attributable to investee	$64,165	$60,550

SW-B. Riley Retail Opportunity Fund (“SW-B. Retail”)

The Company accounts for its investments in SW-B. Retail under the equity method of accounting in accordance with ASC 323, Investments — Equity Method and Joint Ventures, under which the Company accounts for its share of SW-B. Retail’s earnings or losses on the basis of the percentage of the equity interest the Company owns. At December 31, 2024, the Company’s ownership percentage was approximately 10.7% and increased to 22.6% with the consolidation of BRC Partners Opportunities Trust (the “BRC Trust”) as discussed below in Note 2(n) — Noncontrolling Interests. The carrying value of the Company’s equity method investments in SW-B. Retail included in the “Prepaid expenses and other assets” line item in the unaudited condensed consolidated balance sheets was $7,194 and $3,025 as of September 30, 2025 and December 31, 2024, respectively.

(n) Noncontrolling Interests

Non-redeemable noncontrolling interest represents the portion of equity in a subsidiary that is not attributable, directly or indirectly, to the Company. The Company’s non-redeemable noncontrolling interest relates to the equity ownership interest of consolidated subsidiaries that it does not own.

The initial fair value of the noncontrolling interest is a nonrecurring Level 3 measurement determined by a weighing of the discounted cash flow method and market approach. The discounted cash flow method utilized five-year discrete projections of the operating results, working capital and depreciation and capital expenditures, along with a residual value subsequent to the discrete period. The five-year projections were based upon historical and anticipated future results, general economic and market conditions, and considered the impact of planned business and operational strategies. The discount rates for the calculations represented the estimated required return on equity for market participants at the time of the analysis. The market approach included significant estimates using guideline public company data to identify an appropriate market multiple of earnings before income taxes in estimating the fair value of the noncontrolling interest.

B. Riley Securities Holdings, Inc. (“BRSH”)

On March 10, 2025, a merger subsidiary of the Company’s wholly-owned subsidiary B. Riley Securities Holdings, Inc. (“BRSH”), which is primarily comprised of the broker dealer operations within the Capital Markets segment, merged with a shell corporation and issued 0.6% of the equity in BRSH to certain investors in the shell corporation. Upon completion of the transaction, the investors in the shell corporation became minority stockholders of BRSH. The Company also issued restricted stock awards as more fully described in Note 18(c) — BRSH Stock Incentive Plan and assuming the full issuance of the restricted stock awards are vested, the Company owned 89.4% majority-interest in BRSH as of the date of the merger.

The shell corporation that merged with BRSH on March 10, 2025 did not meet the definition of a business, since it did not have any assets, liabilities, or operations. The consideration paid in connection with the merger consisted of $1,575 of common stock of BRSH, which represented the fair value of the 0.6% of outstanding common stock of BRSH. The Company recognized a loss of $1,575, which represented the fair value of the noncontrolling interest in BRSH that was issued to the investors in the shell corporation on March 10, 2025.

The table below summarizes the significant unobservable inputs in determining the fair value measurement on a nonrecurring basis of the noncontrolling interest issued on March 10, 2025 as described above. In determining the fair value below, the valuation utilized a weighting of 75% for the discounted cash flow method and 25% for the market approach.

	Fair Value at Measurement Date	Valuation Technique	Unobservable Input	Range	Weighted Average
Nonrecurring
Noncontrolling interest	$1,575	Discounted cash flow and market approach	Market interest rate and multiple of EBIT	Discount rate 21% and multiple of EBIT 5.75x – 10.00x	Discount rate 21% and multiple of EBIT 7.3x(1)

____________

(1)      Unobservable inputs were weighted by the relative equity value of BRSH.

BRC Partners Opportunities Trust (the “BRC Trust”)

BRC Trust was formed on January 6, 2025, and is a variable interest entity as more fully described in Note 2(o) — Variable Interest Entities. The noncontrolling interest of BRC Trust that is not owned by the Company includes 86.6% of the equity interests in the BRC Trust. Of the 86.6% equity interests not owned by the Company, 58.2% is owned by related parties as more fully described in Note 21 — Related Party Transactions.

(o) Variable Interest Entities

The Company holds interests in various entities that meet the characteristics of a VIE. Interests in these entities are generally in the form of equity interests, loans receivable, or fee arrangements.

The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. In evaluating whether the Company is the primary beneficiary, the Company evaluates its economic interests in the entity held either directly by the Company or indirectly through related parties.

The party with a controlling financial interest in a VIE is known as the primary beneficiary and consolidates the VIE. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (a) which variable interest holder has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; (b) which variable interest holder has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE; (c) the VIE’s purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders; (d) the terms between the VIE and its variable interest holders and other parties involved with the VIE; and (e) related-party relationships with other parties that may also have a variable interest in the VIE. See Note 2(n) — Noncontrolling Interests for a variable interest entity consolidated during the period.

On August 21, 2023, in connection with the FRG take-private transaction, one of the Company’s subsidiaries (the “Lender”) and an affiliate of Mr. Kahn (the “Borrower”) entered into an amended and restated a promissory note as discussed further in above Note 2(j) — Loans Receivable and Note 2(k) — Securities and Other Investments Owned and Securities Sold Not Yet Purchased. The Company was not involved in the design of the Borrower, has no equity financial interest, and has no rights to make decisions or participate in the management of the Borrower that significantly impact the economics of the Borrower. Since the Company does not have the power to direct the activities of the Borrower, the Company is not the primary beneficiary and therefore does not consolidate the Borrower. The promissory note is included in the “Loans receivable, at fair value” line item in the Company’s unaudited condensed consolidated financial statements and is a variable interest in accordance with the accounting guidance. As of September 30, 2025 and December 31, 2024, the maximum amount of loss exposure to the VIE on a fair value basis was $1,303 and $2,057, respectively.

The Company has entered into agreements to provide investment banking and advisory services to numerous investment funds (the “Funds”) that are considered variable interest entities under the accounting guidance.

The Company earns fees from the Funds in the form of placement agent fees and carried interest. For placement agent fees, the Company receives a cash fee of generally 7% to 10% of the amount of raised capital for the Funds, and the fee is recognized at the time the placement services occurred. The Company receives carried interest as a percentage allocation (8% to 15%) of the profits of the Funds as compensation for asset management services provided to the Funds and it is recognized under the ownership model of ASC 323, Investments — Equity Method and Joint Ventures, as an equity method investment with changes in allocation recorded currently in the results of operations. As the fee arrangements under such agreements are arm’s length and contain customary terms and conditions and represent compensation that is considered fair value for the services provided, the fee arrangements are not considered variable interests and accordingly, the Company does not consolidate such VIEs.

Placement agent fees attributable to such arrangements were zero during the three months ended September 30, 2025 and 2024, respectively, and zero and $866 during the nine months ended September 30, 2025 and 2024, respectively, and were included in the “Services and fees” line item in the unaudited condensed consolidated statements of operations.

The carrying amounts included in the Company’s unaudited condensed consolidated balance sheets related to variable interests in VIEs that were not consolidated are shown below.

	September 30, 2025	December 31, 2024
Loans receivable, at fair value	$18,302	$28,193
Other assets	3,581	3,359
Maximum exposure to loss	$21,883	$31,552

Bicoastal Alliance, LLC (“Bicoastal”)

On May 3, 2024, as part of the acquisition of Nogin, the Company acquired a 50% equity interest in Bicoastal through a wholly owned subsidiary of Nogin. Bicoastal is a holding company designed to manage the investments, including strategy and operations, for two brand apparel operating companies. The Company determined Bicoastal is a variable interest entity as it does not have sufficient resources to carry out its management activities without additional financial support. The Company determined that it has the power to direct the activities that most significantly impact Bicoastal’s economic performance, has more equity capital at risk, and is expected to continue to fund operations. Therefore, the Company determined that it is the primary beneficiary of Bicoastal and has reported its investment in the assets and liabilities in the accompanying unaudited condensed consolidated balance sheets and consolidated its operating results in the Company’s unaudited condensed consolidated statements of operations.

On August 14, 2024, Bicoastal entered into an agreement to acquire the remaining 50% equity interest upon paydown of a $700 note payable to the noncontrolling interest noteholder with a final repayment date and equity ownership interest transfer date of June 30, 2025.

On March 31, 2025, the Company signed a Deed of Assignment for the Benefit of Creditors (“ABC”), (i) pursuant to which all of the assets of Nogin were transferred to an assignee for the benefit of Nogin’s creditors, and (ii) which provides the assignee the right to, among other things, sell or dispose of such assets and settle all claims against Nogin. The Company will no longer control or own the assets of Nogin, and the results of operations were deconsolidated on March 31, 2025 and are no longer reported in the Company’s financial statements after March 31, 2025. Management does not expect any recovery of the Company’s investment in Nogin. Subsequent to March 31, 2025, certain of Nogin’s creditors filed an involuntary petition for relief under chapter 7 of title 11 of the United States Code in the United States Bankruptcy Court for the District of New York and an order for relief was entered to move the ABC to a liquidation. A gain of $28,411 was recognized during the nine months ended September 30, 2025 from deconsolidation of Nogin, which is included in “Gain on sale and deconsolidation of businesses” line item on the accompanying unaudited condensed consolidated statements of operations.

BRC Trust

BRC Trust was formed on January 6, 2025, for the purpose of transferring the assets and liabilities of BRC Partners Opportunity Fund, L.P., a Delaware limited partnership (“BRCPOF”), and liquidating the transferred net assets. BRCPOF transferred its assets and liabilities upon formation of the BRC Trust. The Company determined that the BRC Trust is a variable interest entity as the investors in the BRC Trust do not have voting rights and substantially all of the activities are conducted on behalf of the Company and its related parties which own 13.4% and 58.2% (see Note 21 — Related Party Transactions), respectively, of the equity interest in the BRC Trust. As the Company has the power to direct all of the activities of the BRC Trust, the Company is the primary beneficiary of the Trust and, therefore, consolidates the BRC Trust upon formation on January 6, 2025. Additionally, the BRC Trust does not meet the definition of a business and the initial consolidation of the BRC Trust did not result in a gain or loss upon initial consolidation.

The carrying amounts and classification of the assets, liabilities and noncontrolling interest of the BRC Trust as of September 30, 2025 and formation on January 6, 2025, are as follows:

	September 30, 2025	January 6, 2025
Assets
Cash and cash equivalents	$194	$359
Securities and other investments owned, at fair value	666	577
Loans receivable, at fair value	—	10,276
Prepaid expenses and other assets	3,795	3,497
Total assets	$4,655	$14,709
Liabilities
Accrued expenses and other liabilities	$10	$290
Total liabilities	$10	$290

Noncontrolling interest	$4,643	$12,494

(p) Derivatives

Certain contracts may contain explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract. When these embedded features in a contract act in a manner similar to a derivative financial instrument and are not clearly and closely related to the economic characteristics of the host contract, the Company bifurcates the embedded feature and accounts for it as an embedded derivative asset or liability in accordance with guidance under ASC 815-15, Derivatives and Hedging — Embedded Derivatives. Embedded derivatives are measured at fair value with changes in fair value reported in the “Other income (expense)” section in our unaudited condensed consolidated statements of operations. Refer to Note 11 — Term Loans and Revolving Credit Facility.

(q) Warrant Liabilities

The Company accounts for its warrant liabilities in accordance with guidance under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, under which warrants that do not meet the criteria for equity classification must be recorded as liabilities. Warrant liabilities are included in the “Accrued expenses and other liabilities” line item in the unaudited condensed consolidated balance sheets. Changes in fair value of the warrant liabilities are reported in the “Other income (expense)” section in our unaudited condensed consolidated statements of operations. Refer to Note 11 — Term Loans and Revolving Credit Facility and Note 19(b) — Common Stock Warrants.

(r) Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation. In the prior year periods, loss on extinguishment of debt of $(5,900) and $(5,780) for the three and nine months ended September 30, 2024 was previously included in “Selling, general and administrative expenses” line item and is now included in “Other income (expense)” section in our unaudited condensed consolidated statements of operations to conform to the current period presentation. In the prior year periods, gain on sale of businesses of $476 and $790 for the three and nine months ended September 30, 2024 was previously included in “Change in fair value of financial instruments and other” and is now included in “Gain on sale and deconsolidation of businesses” line items in our unaudited condensed consolidated statements of operations to conform to the current period presentation. Certain prior-year amounts have also been reclassified to conform to the current-year’s presentation as a result of discontinued operations and held for sale; see Note 4 — Discontinued Operations and Assets Held for Sale. These reclassifications had no effect on previously reported net income (loss), total assets, total liabilities, or stockholder’s equity (deficit).

(s) Recent Accounting Standards

Not yet adopted

In December 2025, the FASB issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This ASU is intended to update the guidance in Topic 270 by improving navigability of the required interim disclosures, clarifying when that guidance is applicable and adding a principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. This standard update will be effective for the interim reporting periods within annual reporting periods beginning after December 15, 2027, with the option to early adopt at any time prior to the effective date and should be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Company has not yet adopted this update and is currently evaluating the effect this new standard will have on its financial position, results of operations, and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other Internal Use Software. This ASU was issued to modernize the accounting for software costs by removing references to prescriptive and sequential software development stages and providing an updated framework for capitalizing internal software costs. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company has not yet adopted this update and is currently evaluating the effect this new standard will have on its financial position and results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. This ASU requires additional expense disclosures by public entities in the notes to the financial statements. The ASU outlines the specific costs that are required to be disclosed which include such costs as: purchases of inventory, employee compensation, depreciation, intangible asset amortization, selling costs, and depreciation, depletion, and amortization related to oil and gas production. It also requires qualitative descriptions of the amounts remaining in the relevant expense income statement captions that are not separately disaggregated quantitatively in the notes to the financial statements and the entity’s definition of selling expenses. The disclosures are required for each interim and annual reporting period. In January 2025, the FASB issued ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures: Claiming the Effective Date, which clarified the effective date for entities that do not have an annual reporting period that ends on December 31st. The guidance is effective for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company has not yet adopted this update and is currently evaluating the effect this new standard will have on its financial position and results of operations.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. ASU 2023-09 requires disclosure of additional categories of information about federal, state and foreign income taxes in the rate reconciliation table and requires companies to provide more information about the reconciling items in some categories if a quantitative threshold is met. ASU 2023-09 became effective for the Company on January 1, 2025. The Company will provide the required disclosures in its Annual Report on Form 10-K for the year ended December 31, 2025, and the adoption of ASU 2023-09 is not expected to have a material impact on the Company’s consolidated financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) and its wholly owned and majority-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation. Certain prior-year amounts have also been reclassified to conform to the current-year’s presentation as a result of held for sale and discontinued operations, see Notes 1 and 4.

The Company consolidates all entities that it controls through a majority voting interest. In addition, the Company performs an analysis to determine whether its variable interest or interests give it a controlling financial interest in a variable interest entity (“VIE”) including ongoing reassessments of whether it is the primary beneficiary of a VIE. See Note 2(ab) for further discussion.

(b) Risks and Uncertainties

In 2025, the United States introduced trade policy actions that have increased import tariffs across a wide range of countries at various rates, with certain exemptions. To the extent that trade tariffs and other restrictions imposed by the United States or other countries increase the price of, or limit the amount of, our products or components or materials used in our products imported into the United States or other countries, or create adverse tax consequences, the sales, cost, or gross margin of our products that are sold in our Consumer Products segment may be adversely affected and the demand from our customers for products may be diminished. Uncertainty surrounding international trade policy and regulations as well as disputes and protectionist measures could also have an adverse effect on consumer confidence and spending and may impact the Company’s results of operations.

(c) Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expense during the reporting period. Estimates are used when accounting for certain items such as valuation of securities, allowance for credit losses, the fair value of loans receivables, intangible assets and goodwill, share based arrangements, contingent consideration, accounting for income tax valuation allowances, and sales returns and allowances. Estimates are based on historical experience, where applicable, and assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ.

(d) Revenue Recognition

The Company recognizes revenues under Accounting Standards Codification (“ASC”) 606 — Revenue from Contracts with Customers. Revenues are recognized when control of the promised goods or performance obligations for services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for the goods or services.

Revenues from contracts with customers in the Capital Markets segment, Wealth Management segment, Communications segment, Consumer Products segment, E-Commerce segment and the All Other category are primarily comprised of the following:

Capital Markets segment

Fees earned from corporate finance and investment banking services are derived from debt, equity and convertible securities offerings in which the Company acted as an underwriter or placement agent. Fees from underwriting activities are recognized as revenues when the performance obligation for the services related to the underwriting transaction is satisfied under the terms of the engagement and is not subject to any other contingencies. Fees are also earned from financial advisory and consulting services rendered in connection with client mergers, acquisitions, restructurings, recapitalizations and other strategic transactions. The performance obligation for financial advisory services is satisfied over time as work progresses on the engagement and services are delivered to the client. The performance obligation for financial advisory services may also include success and performance-based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. Generally, it is probable that the revenue recognized is no longer subject to significant reversal upon the closing of the investment banking transaction.

Fees from asset management services are recognized over the period the performance obligation for the services are provided. Asset management fees are primarily comprised of fees for asset management services and are generally based on the dollar amount of the assets being managed.

Revenues from sales and trading are recognized when the performance obligation is satisfied and include commissions resulting from equity securities transactions executed as agent or principal and are recorded on a trade date basis and fees paid for equity research.

Revenues from other sources in the Capital Markets segment is primarily comprised of (i) interest income from loans receivable and securities lending activities, (ii) related net trading gains and losses from market making activities, the commitment of capital to facilitate customer orders and fair value adjustments on loans, (iii) trading activities from investments in securities for the Company’s account, and (iv) other income.

Interest income from securities lending activities consists of interest income from equity and fixed income securities that are borrowed from one party and loaned to another. The Company maintains relationships with a broad group of banks and broker-dealers to facilitate the sourcing, borrowing and lending of equity and fixed income securities in a “matched book” to limit the Company’s exposure to fluctuations in the market value or securities borrowed and securities loaned.

Wealth Management segment

Fees from wealth management asset advisory services consist primarily of investment advisory fees that are recognized over the period the performance obligation for the services is provided. Investment advisory and asset management fees are primarily comprised of fees for investment services and are generally based on the dollar amount of the assets being managed. Investment advisory fee revenues as a principal registered investment advisor (“RIA”) are recognized on a gross basis. Asset management fee revenues as an agent are recognized on a net basis.

Revenues from sales and trading are recognized when the performance obligation is satisfied and include commissions resulting from equity securities transactions executed as agent and are recorded on a trade date basis.

Communications segment

Revenues in the Communications segment are primarily comprised of subscription services revenues which consist of fees charged to United Online pay accounts; revenues from the sale of the magicJack VoIP Services, LLC, (“magicJack”) access rights; revenues from access rights renewals and mobile apps; prepaid minutes revenues; revenues from access and wholesale charges; service revenue from unified communication as a service (“UCaaS”) hosting services; and revenues from mobile phone voice, text, and data services. Products revenues consist of revenues from the sale of magicJack, mobile phone, and mobile broadband service devices, including the related shipping and handling and installation fees, if applicable.

Subscription service revenues are recognized over time in the service period in which the transaction price has been determinable and the related performance obligations for services are provided to the customer. Fees charged to customers in advance are initially recorded in the consolidated balance sheets as deferred revenue and then recognized ratably over the service period as the performance obligations are provided.

For services offered by the Company in the Communications segment that include third-party providers, the Company evaluates whether it is acting as the principal or as the agent with respect to the goods or services provided to the customer. This principal-versus-agent assessment involves judgment and focuses on whether the facts and circumstances of the arrangement indicate that the goods or services were controlled by the Company prior to transferring them to the customer. To evaluate if the Company has control, it considers various factors including whether it is primarily responsible for fulfillment, bears risk of loss in billing the customer, and has discretion over pricing.

Product revenues for hardware and shipping are recognized at the time of delivery. Revenues from sales of devices and services represent revenues recognized from sales of the magicJack devices to retailers or direct to customers, net of returns, and rights to access the Company’s servers over the period associated with the access right period, and from sales of mobile phones and voice, text, and data services. The transaction price for devices is allocated between equipment and service based on stand-alone selling prices. Revenues allocated to devices are recognized upon delivery (when control transfers to the customer), and service revenue is recognized ratably over the service term. The Company estimates the return of magicJack device direct sales as part of the transaction price using a six-month rolling average of historical returns.

Consumer Products segment

Revenues in the Consumer Products segment primarily consist of the global sales of notebook computer carrying cases and computer accessories. Global sales of consumer goods to customers are subject to contracts that contain a single performance obligation and revenue is recognized at a point in time when control of the product transfers to the customer which is generally upon product shipment. Customers consist primarily of equipment manufacturers, distributors (servicing resellers and corporate end-customers), and retailers. Consignment customers represent retailers that are in possession of the Company’s inventory but that inventory is owned by the Company until sold. As such, consignment revenue is recognized when the retail sale is reported by the customer. Generally, the terms of the contracts for the sale of global goods do not allow for a right of return except for matters related to products with defects or damages. Revenues may be reduced by allowances for advertising and promotion, which generally represent contractual selling incentives offered to customers that will be charged to the Company at a later date. During the years ended December 31, 2024 and 2023, allowances for selling incentives were $17,143 and $16,633, respectively. These allowances are included in accrued expenses and other liabilities on the consolidated balance sheets and consist of rebates that reduce revenue at time of sale. Shipping and handling expenses, which consist primarily of transportation charges incurred to move finished goods to customers, is included in cost of goods sold.

E-Commerce segment

Revenues in the E-Commerce segment primarily consist of commission fees derived from contractually committed gross revenue processed by customers on the Company’s e-commerce platform. The Company is acting as an agent in these arrangements and customers do not have the contractual right to take possession of the Company’s software. Revenue is recognized in an amount that reflects the consideration that the Company expects to ultimately receive in exchange for those promised goods, net of expected discounts for sales promotions and customary allowances.

CaaS Revenue is recognized on a net basis from maintaining e-commerce platforms and online orders, as the Company is engaged primarily in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold. The Company has concluded the sale of goods and related shipping and handling on behalf of our customers are accounted for as a single performance obligation, while the expenses incurred for actual shipping charges are included in cost of sales. Variable consideration is included in revenue for potential product returns. The Company uses an estimate to constrain revenue for the expected variable consideration at each period end. The Company reviews and updates its estimates and related accruals of variable consideration each period based on the terms of the agreements, historical experience, and expected levels of returns. Any uncertainties in the ultimate resolution of variable consideration due to factors outside of the Company’s influence are typically resolved within a short timeframe therefore not requiring any additional constraint on the variable consideration. The estimated reserve for returns is included on the balance sheet in accrued expenses with changes to the reserve in revenue on the accompanying statement of operations.

All Other

Revenue in the All Other category, which is not a reportable segment, rental fees through rent-to-own agreements and merchandise sales from the operation of rent-to-own franchise stores, and revenues from a regional environmental services business in the New York metropolitan area and a landscaping business in the southeast United States, which was sold during the quarter ended September 30, 2023.

Rental fees consist of merchandise, such as furniture, appliances and consumer electronics, which is rented to customers pursuant to rental purchase agreements which provide for weekly, semi-monthly or monthly rental terms with non-refundable rental payments. At the end of each rental term, the customer may renew the agreement for the next rental term by making a payment in advance. The customer can acquire ownership of the merchandise on lease by completing payment of all required rental periods. The Company maintains ownership of the rental merchandise until all payment obligations are satisfied. The customer can terminate the lease agreement at any time during the lease term and return the leased merchandise to the store. All prior rental payments are nonrefundable.

Merchandise sales are from merchandise purchased upfront through a point-of-sale transaction. In addition, rental customers may exercise an early purchase option to buy the merchandise at a fixed discount to the total contractual price at any point in the lease term as established in the original rental agreement. Revenue from merchandise sales and early purchase option is recognized at the point in time when payment is received and ownership of the merchandise passes to the customer. Any remaining net value of the merchandise is recorded to cost of sales at the time of the transaction.

The environmental services business is engaged in the recycling of scrap and waste materials and deals primarily in paper products. The business provides processing services that consists of the receipt of materials from municipalities and commercial entities that are then sorted and then disposed of or sold, using third-party processors as needed. The businesses’ customer arrangements contain a single obligation to transfer processed sorted and baled recycled raw materials and revenues are recognized at a point in time as sales when the performance obligation is satisfied. The pricing for recyclable materials can fluctuate based upon market conditions and the business has certain arrangements with customers to reduce the risk exposure to commodity pricing volatility through revenue sharing (or processing fee) contracts with municipal customers.

The landscaping business, which was sold in November 2023, provided landscaping maintenance, improvements, and irrigation services to its customers. Revenues prior to the sale were recognized as the services are performed, which is typically ratably over the term of the contract upon the transfer of control of services to its customers in an amount reflecting the total consideration expected to be received from the customer.

(e) Direct Cost of Services

Direct cost of services relates to service and fee revenues. Direct costs of services include participation in profits under collaborative arrangements in which the Company is a majority participant. Direct cost of services in the Communications segment include cost of telecommunications and data center costs, personnel and overhead-related costs associated with operating the Company’s networks, servers and data centers, sales commissions associated with multi-year service plans, depreciation of network computers and equipment, amortization expense, third party advertising sales commissions, license fees, costs related to providing customer support, costs related to customer billing and processing of customer credit cards and associated bank fees. Direct costs of services include cost of rentals and fees for the Company’s rent-to-own stores. Direct cost of services does not include an allocation of the Company’s overhead costs. Direct costs of services for Nogin, Inc. (“Nogin”) (as defined below) include costs directly related to providing services under the master service agreements with customers, which primarily includes service provider costs directly related to processing revenue transactions, marketing expenses and shipping and handling expenses which correspond to marketing and shipping revenues, as well as credit card merchant fees.

(f) Interest Expense — Securities Lending Activities

Interest expense from securities lending activities is included in operating expenses related to operations in the Capital Markets segment. Interest expense from securities lending activities is incurred from equity and fixed income securities that are loaned to the Company and totaled $66,128 and $145,435 during the years ended December 31, 2024 and 2023, respectively.

(g) Concentration of Risk

Revenues in the Capital Markets, Wealth Management, Communications, and E-Commerce segments are primarily generated in the United States. Revenues in the Consumer Products segment are primarily generated in the United States, Canada, and Europe.

The Company maintains cash in various federally insured banking institutions. The account balances at each institution periodically exceed the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage, and as a result, there is a concentration of credit risk related to amounts in excess of FDIC insurance coverage. The Company has not experienced any losses in such accounts.

On December 18, 2023, the Company loaned $108,000 to Conn’s Inc. (“Conn’s”) as more fully described in Note 23 under the Term Loan and Security Agreement, dated as of December 18, 2023 (the “Conn’s Term Loan”), among Conn’s, W.S. Badcock LLC (“WS Badcock”), as borrowers, and an affiliate of the Company, as administrative agent, collateral agent, and lender. On February 14, 2024, the Company collected $15,000 of principal payments which reduced the loan balance to $93,000. The fair value of the Conn’s loan receivable was $19,065 at December 31, 2024. This loan combined with two other existing loans receivable with a fair value of $6,082 and $62,808 as of December 31, 2024 and 2023, respectively, is collateralized by consumer loan receivables of customers of the furniture and electronics retailer. These loans have an aggregate fair value of $25,147 or 27.9% and $167,568 or 31.5% of the loan portfolio as of December 31, 2024 and 2023, respectively, and are concentrated in the retail industry. The fair value of these loans at December 31, 2024 has been impacted by a deterioration in Conn’s operating results in the second quarter of 2024, which culminated in the Conn’s Chapter 11 bankruptcy filing on July 23, 2024 as more fully discussed in Note 2(s) below. On December 17, 2024, the Company entered into an agreement with the first-lien holder banks of the Conn’s loan receivable to assign the first-lien loan receivable to the Company for consideration of $27,738. The Company collected the $27,738 and interest earned on the first-lien loan receivable of $238 for the period from December 17, 2024 through January 24, 2025 when the first-lien loan receivable was paid in full. This loan receivable has a fair value of $19,761 as of December 31, 2024.

The Company also has a loan receivable with a principal amount of $224,968 and $200,506 as of December 31, 2024 and 2023, respectively. The increase in the loan receivable principal amount at December 31, 2024 in the amount of $24,462 includes interest in-kind interest that was capitalized to the loan receivable balance annually on the loan’s anniversary date. The loan receivable is secured by a first priority security interest in Freedom VCM equity interests owned by Brian Kahn as more fully described in Note 2(s) below. The fair value of the loan receivable and collateral from the security interest in Freedom VCM at December 31, 2024 is impacted by the Freedom VCM filing of voluntary petitions for relief under Chapter 11 of title 11 of the United States Code (the “Bankruptcy Code”) on November 3, 2024. The fair value of the loan receivable was $2,057 and $200,506 or 2.3% and 37.7% of the total loan portfolio as of December 31, 2024 and 2023, respectively. As a result of the bankruptcy filing on November 3, 2024, the loan receivable at December 31, 2024 is on non-accrual and there is no accrued interest receivable on the loan receivable at December 31, 2024. Interest receivable on the loan in the amount of $8,889 as of December 31, 2023 is included in prepaid expenses and other assets in the consolidated balance sheets. The fair value of the underlying collateral for this loan is primarily comprised of other securities which amounted to $2,057 at December 31, 2024 and decreased to a fair value of $1,284 at September 16, 2025.

At December 31, 2024, the Company is also exposed to a concentration of risk related to (a) a loan receivable with a fair value of $32,136 from a technology company, (b) the Freedom VCM Receivables, Inc. loan receivable which totaled $3,913, and (c) exposure from the loan receivable with a fair value of $2,057 as described above where the primary security includes other public equity securities owned by Brian Kahn.

The maximum amount of loss that the Company is exposed to loss from loans receivable concentration is an amount equivalent to the fair value of these loans at which totaled $59,340 and $368,074 as of December 31, 2024 and 2023, respectively.

(h) Advertising Expenses

The Company expenses advertising costs, which consist primarily of costs for printed materials, as incurred. Advertising costs totaled $7,206 and $10,130 during the years ended December 31, 2024 and 2023, respectively. Advertising expense is included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

(i) Share-Based Compensation

The Company’s share-based payment awards principally consist of grants of restricted stock, restricted stock units (“RSUs”) and costs associated with the Company’s employee stock purchase plan. In accordance with the applicable accounting guidance, share-based payment awards are classified as either equity or liabilities. For equity-classified awards, the Company measures compensation cost for the grant of membership interests at fair value on the date of grant and recognizes compensation expense in the consolidated statements of operations over the requisite service or performance period the award is expected to vest. The Company accounts for forfeitures when they occur rather than estimate a forfeiture rate.

In June 2018, the Company adopted the 2018 Employee Stock Purchase Plan (“Purchase Plan”) which allows eligible employees to purchase common stock through payroll deductions at a price that is 85% of the market value of the common stock on the last day of the offering period. In accordance with the provisions of ASC 718 — Compensation — Stock Compensation, the Company is required to recognize compensation expense relating to shares offered under the Purchase Plan.

(j) Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect during the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Once this threshold has been met, the Company’s measurement of its expected tax benefits is recognized in its financial statements. The Company accrues interest on unrecognized tax benefits as a component of income tax expense. Penalties, if incurred, would be recognized as a component of income tax expense.

(k) Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

(l) Restricted Cash

As of December 31, 2024 and 2023, restricted cash included $100,475 and $1,875, respectively, primarily consisting of cash set aside for the repayment of the 6.375% Senior Notes due on February 28, 2025 and cash collateral for leases.

Cash, cash equivalents and restricted cash consist of the following:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$146,852	$216,671
Restricted cash	100,475	1,875
Total cash, cash equivalents and restricted cash	$247,327	$218,546

(m) Securities Borrowed and Securities Loaned

Securities borrowed and securities loaned are recorded based upon the amount of cash advanced or received. Securities borrowed transactions facilitate the settlement process and require the Company to deposit cash or other collateral with the lender. With respect to securities loaned, the Company receives collateral in the form of cash. The amount of collateral required to be deposited for securities borrowed, or received for securities loaned, is an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of the securities borrowed and loaned on a daily basis, with additional collateral obtained, or excess collateral recalled, when deemed appropriate.

The Company accounts for securities lending transactions in accordance with ASC 210 — Balance Sheet, which requires companies to report disclosures of offsetting assets and liabilities. The Company does not net securities borrowed and securities loaned and these items are presented on a gross basis in the consolidated balance sheets.

(n) Due from/to Brokers, Dealers, and Clearing Organizations

The Company clears all of its proprietary and customer transactions through other broker-dealers on a fully disclosed basis. The amount receivable from or payable to the clearing brokers represents the net of proceeds from unsettled securities sold, the Company’s clearing deposits and amounts receivable for commissions less amounts payable for unsettled securities purchased by the Company and amounts payable for clearing costs and other settlement charges. This amount also includes the cash collateral received for securities loaned less cash collateral for securities borrowed. Any amounts payable would be fully collateralized by all of the securities owned by the Company and held on deposit at the clearing broker.

(o) Accounts Receivable

Accounts receivable represents amounts due from the Company’s Capital Markets, Wealth Management, Communications, Consumer Products, and E-Commerce customers. The Company maintains an allowance for credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management utilizes the expected loss model, which includes the pooling of receivables using the aging method and specific identification. Management also considers historical losses adjusted for current market conditions and the customers’ financial condition and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers. The Company’s bad debt expense and changes in the allowance for credit losses are included in Note 7.

(p) Inventories

Inventories are substantially all finished goods from the Consumer Products and Communications segments and are stated at the lower of cost, determined on the first-in, first-out (FIFO) basis, or net realizable value. The Company maintains an allowance for excess and obsolete inventories to reflect its estimate of realizable value of the inventory based on historical sales and recoveries. Inventories are included in prepaid and other assets in the consolidated balance sheets.

(q) Leases

The Company determines if an arrangement is, or contains, a lease at the inception date and reviews leases for finance or operating classification once control is obtained. Operating leases with terms greater than twelve months are included in right-of-use assets, with the related liabilities included in operating lease liabilities in the consolidated balance sheets. Finance leases are included in prepaid expenses and other assets, with the related liabilities included in accrued expenses and other liabilities in the consolidated balance sheets.

Operating and finance lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating and finance lease assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate in determining the present value of lease payments. Variable components of the lease payments such as fair market value adjustments, utilities, and maintenance costs are expensed as incurred and not included in determining the present value. The Company’s lease terms include rent escalations and options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components which are accounted for as a single lease component. See Note 11 for additional information on leases.

(r) Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Property and equipment held under finance leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation expense on property and equipment was $10,017 and $9,221 during the years ended December 31, 2024 and 2023, respectively.

(s) Loans Receivable

Under ASC 825 — Financial Instruments, the Company elected the fair value option for all outstanding loans receivable. Management evaluates the performance of the loan portfolio on a fair value basis. Under the fair value option, loans receivables are measured at each reporting period based upon their exit value in an orderly transaction and unrealized gains or losses from changes in fair value are recorded in the consolidated statements of operations.

Loans receivable, at fair value totaled $90,103 and $532,419 as of December 31, 2024 and 2023, respectively. The loans have various maturities through February 2029. As of December 31, 2024 and 2023, the principal balances of loans receivable accounted for under the fair value option were $446,004 and $555,882, respectively. The principal balance of loans receivable exceeded the fair value of loans by $355,901 and $23,463 as of December 31, 2024 and 2023, respectively. At the time of origination, the Company’s loans are collateralized by the assets of borrowers and other pledged collateral and may have guarantees to provide for protection of the payments due on loans receivable. During the years ended December 31, 2024 and 2023, the Company recorded net unrealized losses of $332,438 and net unrealized gains of $55,756, respectively, on loans receivable, at fair value, which is included fair value adjustments on loans on the consolidated statements of operations. Loans receivable, at fair value on non-accrual and 90 days or greater past due was $21,122, which represented approximately 23.4% of total loans receivable, at fair value as of December 31, 2024. The principal balance of loans receivable on non-accrual and 90 days or greater past due was $321,544 as of December 31, 2024. Loans receivable, at fair value on non-accrual was $41,236, which represents approximately 7.7% of total loans receivable, at fair value as of December 31, 2023. The principal balance of loans receivable on non-accrual was $43,326 as of December 31, 2023. Interest income for loans on non-accrual and/or 90 days or greater past due is recognized separately from changes in fair value adjustments on loans on the consolidated statements of operations. The amount of gains or (losses) included in earnings attributable to changes in instrument-specific credit risk was $(323,840) and $6,322 during the years ended December 31, 2024 and 2023, respectively. The gains or losses attributable to changes in instrument-specific risk was determined by management based on an estimate of the fair value change during the period specific to each loan receivable.

The Company may periodically provide limited guarantees to third parties for loans that are made to investment banking and lending clients. As of December 31, 2024, the Company has outstanding limited guarantee arrangements with respect to Babcock & Wilcox Enterprises, Inc. (“B&W”) as further described in Note 19(b). In accordance with the credit loss standard, the Company evaluates the need to record an allowance for credit losses for these loan guarantees since they have off-balance sheet credit exposures. As of December 31, 2024, the Company has not recorded any provision for credit losses on the B&W guarantees since the Company believes that there is sufficient collateral to protect the Company from any credit loss exposure.

Interest income on loans receivable is recognized based on the stated interest rate of the loan on the unpaid principal balance plus the amortization of premiums and discounts and is included in interest income — loans on the consolidated statements of operations.

On August 21, 2023, one of the Company’s subsidiaries and Vintage Capital Management, LLC (“VCM”), an affiliate of Brian Kahn, amended and restated a promissory note (the “Amended and Restated Note”), pursuant to which VCM owes the Company’s subsidiary the aggregate principal amount of $200,506 and bears interest at the rate of 12% per annum payable-in-kind with a maturity date of December 31, 2027. The Amended and Restated Note requires repayments prior to the maturity date from certain proceeds received by VCM, Mr. Kahn or his affiliates from, among other proceeds, distributions or dividends paid by Freedom VCM in amount equal to the greater of (i) 80% of the net after-tax proceeds, and (ii) 50% of gross proceeds. The obligations under the Amended and Restated Note are primarily secured by a first priority perfected security interest in Freedom VCM equity interests owned by Mr. Kahn, the CEO and a board member of Freedom VCM as of December 31, 2023, and his spouse with a value (based on the transaction price in the Franchise Resource Group, Inc. (“FRG”) take-private transaction) of $227,296 as of August 21, 2023. On January 22, 2024, Mr. Kahn resigned as CEO and a member of the board of directors of Freedom VCM. The fair value of the Freedom VCM equity interest owned by Mr. Kahn and his spouse was zero and $232,065 as of December 31, 2024 and 2023, respectively. Amounts owing under the Amended and Restated Note may be repaid at any time without penalty. On a quarterly basis, the Company will continue to obtain third party appraisals to evaluate the value of the collateral of the loan since the repayment of the loan and accrued interest will be paid primarily from the cash distributions from Freedom VCM or foreclosure on the underlying collateral. In light of Mr. Kahn’s alleged involvement with the alleged misconduct concerning Prophecy Asset Management LP, the Company can provide no assurances that it will not be subject to claims asserting an interest in the Freedom VCM equity interests owned by Mr. Kahn, including those that collateralize the Amended and Restated Note. If a claim were successful, it would diminish the value of the collateral which could impact the carrying value of the loan. If such claims are made, however, the Company believes it has valid defenses from any such claim and any such claim would be without merit. Other factors leading to continued deterioration in the collateral, including in the performance of Freedom VCM or delays in the execution of its strategies, including the possible disposition of additional businesses and further de-leveraging of its balance sheet, for the loan receivable may further impact the ultimate collection of principal and interest. To the extent the loan balance and accrued interest exceed the underlying collateral value of the loan, as was the case as of December 31, 2024, the fair value of the loan has been and will be impacted and has resulted, and will result, in an unrealized loss being recorded in the consolidated statements of operations. On November 3, 2024, Freedom VCM filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code, which impacts the collateral for this loan receivable. The fair value adjustment on the VCM loan receivable was $(222,911) and zero for the year ended December 31, 2024 and 2023. The fair value of the underlying collateral for this loan decreased to a fair value of $1,284 at September 16, 2025. The $1,284 is comprised of other public securities. On June 1, 2025, the United States Bankruptcy Court for the District of Delaware entered an Order Confirming the Ninth Amended Joint Chapter 11 Plan of Franchise Group, Inc. and its affiliated debtors (the “FRG Plan”). Under the FRG Plan, all equity interests and claims related thereto were cancelled and such equity interest holders, including Freedom VCM as an equity holder of Franchise Group, Inc. will not receive any property or distributions under the FRG Plan. As a result, of the FRG Plan, the Company does not expect to receive any proceeds or distributions from the Freedom VCM equity interests owned by Mr. Kahn and his spouse that collateralize the VCM loan receivable.

As of December 31, 2024, loans receivable had an aggregate remaining contractual principal balance of $448,709, an aggregate fair value of $90,103, and the contractual principal balance exceeded the fair value by $358,606. As of December 31, 2023, loans receivable had an aggregate remaining contractual principal balance of $563,637, an aggregate fair value of $532,419, and the contractual principal balance exceeded the fair value by $31,218.

The Company has a loan receivable with a principal amount of $93,000 outstanding from Conn’s and two loans with a fair value of $6,082 outstanding which are discussed below, (the Badcock Receivables I and Freedom VCM Receivables loans receivable, each as defined below), which are serviced by Conn’s. Accrued interest on the $93,000 Conn’s loan receivable was current as of June 30, 2024. As a result of Conn’s voluntary petition filing on July 23, 2024 for relief (the “Chapter 11 Cases”) under chapter 11 of title 11 of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”) this loan receivable with a fair value of $19,065 at December 31, 2024 is included in loans receivable on non-accrual as discussed above. Future collection of the $93,000 Conn’s loan receivable is expected to be paid from the sale of assets and servicing of a pool consumer receivables that serve as collateral for the loan where we have a second lien on these assets. These proceeds which are expected to be collected over the next year has been impacted by the Chapter 11 Cases under chapter 11 of the Bankruptcy Code in the Bankruptcy Court. The commencement of the Chapter 11 Cases constitutes an event of default that accelerates the repayment obligations under the $93,000 loan receivable to Conn’s. Any efforts to enforce repayment obligations under the Conn’s $93,000 loan receivable are automatically stayed as a result of the Chapter 11 Cases and the Company’s rights of enforcement in respect of this loan are subject to the applicable provisions of the Bankruptcy Code. The fair value adjustment on the Conn’s loan receivable was $(71,724) and $494 for the year ended December 31, 2024 and 2023. On December 17, 2024, the Company entered into an agreement with the first-lien holder banks of the Conn’s loan receivable to assign the first-lien loan receivable to the Company for consideration of $27,738. The Company collected the principal of $27,738 and interest on the first-lien loan receivable of $238 for the period from December 17, 2024 through January 24, 2025 when the first-lien loan receivable was paid in full.

The Company has continued to receive payments for the other two loans with a fair value of $6,082 at December 31, 2024 and has received payments of $1,114 subsequent to December 31, 2024 and through February 5, 2025 on the Badcock Receivables I and Freedom VCM Receivable loans receivable. On February 7, 2025, the Company sold the two loans for $6,611 and recorded a gain of $1,643 during the first quarter of fiscal year 2025.

Badcock Loan Receivable

On December 20, 2021, the Company entered into a Master Receivables Purchase Agreement (“Badcock Receivables I”) with W.S. Badcock Corporation, a Florida corporation (“WSBC”), which at the time was an indirect wholly owned subsidiary of FRG, which became a subsidiary of Freedom VCM as a result of the transaction on August 21, 2023. The Company paid $400,000 in cash to WSBC for the purchase of certain consumer credit receivables which are small consumer loans issued by WSBC to consumers for the purchase of merchandise sold at WSBC’s stores. On September 23, 2022, the Company’s then majority-owned subsidiary, B Riley Receivables II, LLC (“BRRII”), a Delaware limited liability company, entered into a Master Receivables Purchase Agreement (“Badcock Receivables II”) with WSBC. This purchase of $168,363 consumer credit receivables of WSBC was partially financed by a $148,200 term loan discussed in Note 13. During the three months ended March 31, 2023, BRRII entered into Amendment No. 2 and No. 3 to Badcock Receivables II with WSBC for a total of $145,278 in additional consumer credit receivables. The accounting for these transactions resulted in the Company recording a loan receivable from WSBC with the recognition of interest income at an imputed rate based on the cash flows expected to be received from the collection of the consumer receivables that serve as collateral for the loan. The collateral for these loans receivables are the individual consumer credit receivables that were originally issued to WSBC consumers for merchandise sold in WSBC stores and the total amount of collections on these loan receivables is dependent upon their credit performance. These loan receivables are measured at fair value.

On August 21, 2023, all of the equity interests of BRRII were sold to Freedom VCM Receivables, Inc. (“Freedom VCM Receivables”), a subsidiary of Freedom VCM, which resulted in a loss of $78. In connection with the sale, Freedom VCM Receivables assumed the obligations with respect to the Pathlight Credit Agreement, as more fully discussed in Note 13, and Freedom VCM Receivables entered into the Freedom Receivables Note (as defined below) in the amount of $58,872, with a stated interest rate of 19.74% and a maturity date of August 21, 2033 with payments of principal and interest on the note limited solely to the performance of certain consumer receivables held by BRRII. This loan receivable is measured at fair value.

In connection with these loans, the Company entered into a Servicing Agreement with WSBC pursuant to which WSBC provides to the Company certain customary servicing and account management services in respect of the receivables purchased by the Company under the Receivables Purchase Agreement. In addition, subject to certain terms and conditions, FRG has agreed to guarantee the performance by WSBC of its obligations under the Master Receivables Purchase Agreements and the Servicing Agreement.

As of December 31, 2024 and 2023, the Badcock Receivables I loan receivable in the Company’s consolidated balance sheets included loans measured at fair value in the amount of $2,169 and $20,624, respectively. As of December 31, 2024 and 2023, the Freedom Receivables Note was included in the Company’s consolidated balance sheets in loans receivable, at fair value in the amount of $3,913 and $42,183, respectively.

Nogin Loan and Loan Commitment

On November 16, 2023, the Company entered into a Chapter 11 Restructuring Support Agreement (as amended, the “RSA”) with Nogin, certain of its subsidiaries, and certain holders of the respective convertible notes (the “Consenting Noteholders”). Pursuant to the RSA, the Company funded $17,530 of debtor-in-possession (“DIP”) financing as of December 31, 2023. The Company funded an additional $20,170 (inclusive of $1,700 in fees payable in kind) in DIP financing which increased the loan amount to $37,700 as of May 3, 2024. On May 3, 2024 the DIP financing of $37,700 was extinguished and the Company funded an additional $18,670 in cash to complete the acquisition of Nogin of which $15,500 was a payment to the Consenting Noteholders. See Note 3 for more details on the Nogin acquisition.

(t) Securities and Other Investments Owned and Securities Sold Not Yet Purchased

Securities owned consist of equity securities including, common and preferred stocks, warrants, and options; corporate bonds; other fixed income securities including, government and agency bonds; loans receivable valued at fair value; and investments in partnerships. Securities sold, but not yet purchased represent obligations of the Company to deliver the specified security at the contracted price and thereby create a liability to purchase the security in the market at prevailing prices. Changes in the value of these securities are reflected currently in the results of operations.

As of December 31, 2024 and 2023, the Company’s securities and other investments owned and securities sold not yet purchased at fair value consisted of the following securities:

	December 31, 2024	December 31, 2023
Securities and other investments owned:
Equity securities	$232,508	$711,577
Corporate bonds	29,027	59,287
Other fixed income securities	4,923	2,989
Partnership interests and other	15,867	35,196
	$282,325	$809,049

Securities sold not yet purchased:
Equity securities	$—	$1,037
Corporate bonds	1,891	5,971
Other fixed income securities	3,784	1,593
	$5,675	$8,601

The Company owns certain equity securities that are accounted for under the fair value option where the Company would otherwise use the equity method of accounting. Investments become subject to the equity method of accounting when the Company possesses the ability to exercise significant influence, but not control, over the operating and financial policies of the investee. The ability to exercise significant influence is presumed when the Company possesses more than 20% of the voting interests of the investee. However, the Company may have the ability to exercise significant influence over the investee when the Company owns less than 20% of the voting interests of the investee depending on the facts and circumstances that demonstrate that the ability to exercise influence is present, such as when the Company has representation on the board of directors of such investee. In accordance with ASC 321 — Equity Securities, unrealized gains (losses) on equity securities held at December 31, 2024, includes unrealized gains (losses) of $(48,994) and $(134,027) for the years ended December 31, 2024 and 2023, respectively, reported in other income (loss) — realized and unrealized gains (losses) on investments in the consolidated statement of operations.

Freedom VCM Holdings, LLC Equity Interest and Take-Private Transaction

During the year ended December 31, 2024, the Company’s investment in Freedom VCM was written-off as a result of Freedom VCM filing of voluntary petitions for relief under Chapter 11 of the Bankruptcy Code on November 3, 2024. As a result of the bankruptcy filing, the Company no longer has significant influence over Freedom VCM. The investment in Freedom VCM was from the Company’s equity interest that was acquired on August 21, 2023 for $216,500 in cash in connection with the closing of the take private transaction that included the acquisition of FRG, by a buyer group that included members of senior management of FRG, led by Mr. Kahn, FRG’s then Chief Executive Officer (the “FRG take-private transaction”). In connection with the closing of the FRG take-private transaction, the

Company terminated an investment advisory agreement (the “Advisory Agreement”) with Mr. Kahn. Pursuant to the Advisory Agreement, Mr. Kahn, as financial advisor, had the sole power to vote or dispose of $64,644 of shares of FRG common stock (based on the value of FRG shares in the FRG take-private transaction as of the closing date of such transaction) held of record by B. Riley Securities, Inc. (“BRS”). Upon the termination of the Advisory Agreement, (i) Mr. Kahn’s right to vote or dispose of such FRG shares terminated, (ii) such FRG shares owned by BRS were rolled over into additional equity interests in Freedom VCM in connection with the FRG take-private transaction, and (iii) Mr. Kahn owed a total of $20,911 to the Company under the Advisory Agreement which amount was added to, and included in, the Amended and Restated Note.

Following these transactions, the Company owned an equity interest of $281,144 (based on the transaction price in the FRG take-private transaction) or 31% of the outstanding equity interests in Freedom VCM. Also in connection with the FRG take-private transaction, on August 21, 2023 all of the equity interests of BRRII, a majority-owned subsidiary of the Company, were sold to a Freedom VCM affiliate, which resulted in a loss of $78. In connection with the sale, the Freedom VCM affiliate assumed the obligations with respect to the Pathlight Credit Agreement, as further discussed in Note 13, and the Company entered into a non-recourse promissory note with another Freedom VCM affiliate in the amount of $58,872, with a stated interest rate of 19.74% and a maturity date of August 21, 2033 (the “Freedom Receivables Note”) with payments of principal and interest on the note limited solely to performance of certain receivables held by BRRII.

On December 18, 2023, a wholly owned subsidiary of Freedom VCM entered into a transaction that resulted in the sale of all of the operations of WS Badcock to Conn’s in exchange for the issuance by Conn’s of 1,000,000 shares of Conn’s preferred stock (the “Preferred Shares”). The Preferred Shares issued by Conn’s to Freedom VCM, subject to the terms set forth in the Certificate of Designation, are nonvoting and are convertible into an aggregate of approximately 24,540,295 shares of non-voting common stock of Conn’s, which represented 49.99% of the issued and outstanding shares of common stock of Conn’s which resulted in consideration received by Freedom VCM of approximately $69,900. As a result of the convertible preferred stock having a conversion feature into 49.99% of the common stock of Conn’s, Freedom VCM is considered to have significant influence over Conn’s in accordance with ASC 323, Investments — Equity Method and Joint Ventures. On July 23, 2024, Conn’s filed a Chapter 11 Case under the Bankruptcy Code in the Bankruptcy Court as more fully discussed in Note 2(s).

On June 1, 2025, the United States Bankruptcy Court for the District of Delaware entered an Order Confirming the Ninth Amended Joint Chapter 11 Plan of Franchise Group, Inc. and its affiliated debtors pursuant to the FRG Plan. Under the FRG Plan, all equity interests and claims related thereto were cancelled and such equity interest holders, including Freedom VCM as an equity holder of Franchise Group, Inc. will not receive any property or distributions under the FRG Plan. As a result, of the FRG Plan, the Company does not expect to receive any proceeds or distributions from the equity investment in Freedom VCM. Prior to the write-off of the investment in Freedom VCM, the Company elected to account for the 31% equity investment under the fair value option. The following tables contain summarized financial information with respect to Freedom VCM, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023 correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023 correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:

	As of September 30,
	2024	2023
Current assets	$871,102	$1,219,682
Noncurrent assets	$2,889,334	$3,142,660
Current liabilities	$569,281	$749,894
Noncurrent liabilities	$2,680,178	$2,695,446
Equity attributable to investee	$510,977	$917,003
	For the twelve months ended September 30
	2024	2023
Revenues	$3,131,138	$4,276,097
Cost of revenues	$1,991,258	$2,608,203
Net loss attributable to investees	$(391,385)	$(276,813)

As of December 31, 2024 and 2023, the fair value of the investment in Freedom VCM totaled zero and $287,043, and is included in securities and other investments owned, at fair value in the consolidated balance sheets. The change in fair value recorded in the statement of operations was an unrealized loss $287,043 for the year ended December 31, 2024 and an unrealized gain of $5,899 for the period from August 21, 2023 (date of investment) through December 31, 2023, respectively.

Babcock and Wilcox Enterprises, Inc, Equity Investment

The Company owns a 29.1% voting interest in B&W whereby the Company has elected to account for this investment under the fair value option. The following tables contain summarized financial information with respect to B&W included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company):

	As of September 30,
	2024	2023
Current assets	$530,223	$542,300
Noncurrent assets	$274,410	$294,979
Current liabilities	$297,928	$393,539
Noncurrent liabilities	$709,823	$585,430
Equity attributable to investee	$(203,694)	$(142,316)
Noncontrolling interest	$576	$626
	For the twelve months ended September 30,
	2024	2023
Revenues	$878,224	$1,022,064
Cost of revenues	$721,112	$795,422
Loss from continuing operations	$(55,910)	$(23,484)
Net loss	$(59,482)	$(128,587)
Net loss attributable to investees	$(67,019)	$(143,591)

As of December 31, 2024 and 2023, the fair value of the investment in B&W totaled $45,012 and $40,072, respectively, and are included in securities and other investments owned, at fair value in the consolidated balance sheets.

Other Public Company Equity Investments

As of December 31, 2024, the Company no longer had significant influence related to the investment in Synchronoss Technologies, Inc. (“Synchronoss”) since the Company’s voting interest declined below 10% and is no longer entitled to board representation on Synchronoss. During the year ended December 31, 2024, the

Company sold its entire equity investment in Alta Equipment Group, Inc. In the prior year, at December 31, 2023, the Company had a voting interest of 14% in Synchronoss Technologies, Inc. and 11% in Alta Equipment Group, Inc., and the Company had significant influence due to the equity ownership interest and board representation for both companies. The Company elected to account for these equity investments under the fair value option. The following tables contain summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:

	Synchronoss		Alta Equipment Group, Inc.
	As of September 30,		As of September 30, 2023
	2024	2023
Current assets	$77,940	$85,903	$784,300
Noncurrent assets	$221,758	$275,304	$696,100
Current liabilities	$41,553	$74,528	$569,800
Noncurrent liabilities	$210,342	$166,673	$763,100
Equity attributable to investee	$47,803	$120,006	$147,500
	Synchronoss		Alta Equipment Group, Inc.
	For the twelve months ended September 30,		For the twelve months ended September 30, 2023
	2024	2023
Revenues	$170,789	$234,699	$1,783,900
Cost of revenues	$68,365	$82,167	$1,298,900
Net (loss) income attributable to investees	$(38,283)	$(45,468)	$7,100

As of December 31, 2024 and 2023, the fair value of the equity investment in Synchronoss was $7,200 and $8,780, respectively. As of December 31, 2023, the fair value of the equity investment in Alta Equipment Group, Inc. was zero. These amounts are included in securities and other investments owned in the consolidated balance sheets.

Other Equity Investments

As of December 31, 2024, the Company had other equity investments where the Company is considered to have the ability to exercise influence since the Company has representation on the board of directors or the Company is presumed to have the ability to exercise significant influence since the investment is more than minor and the limited liability company is required to maintain specific ownership accounts for each member. The Company has elected to account for these equity investments under the fair value option. These equity investments are comprised of equity investments in five private companies at December 31, 2024 and six private companies at December 31, 2023. The following table contains summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and

2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:

	As of September 30,
	2024	2023
Current assets	$215,927	$281,610
Noncurrent assets	$572,628	$627,858
Current liabilities	$86,672	$150,114
Noncurrent liabilities	$105,711	$277,638
Preferred stock	$—	$4,500
Equity attributable to investee	$596,172	$477,216
	For the twelve months ended September 30,
	2024	2023
Revenues	$428,564	$551,374
Cost of revenue and expenses	$320,364	$383,461
Net (loss) income attributable to investees	$(43,372)	$35,898

As of December 31, 2024 and 2023, the fair value of these investments totaled $29,562 and $81,685, respectively, and are included in securities and other investments owned, at fair value in the consolidated balance sheets.

(u) Goodwill and Other Intangible Assets

The Company accounts for goodwill and intangible assets in accordance with the accounting guidance which requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value.

Goodwill includes the excess of the purchase price over the fair value of net assets acquired in business combinations and the acquisition of noncontrolling interests. ASC 350 — Intangibles — Goodwill and Other, as amended by Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2017-04, Simplifying the Test for Goodwill Impairment, permits management to perform a qualitative analysis to determine whether it is more likely than not that the fair value of a reporting unit is less than its corresponding carrying value. If management determines the reporting unit’s fair value is more likely than not less than its carrying value, a quantitative analysis will be performed to compare the fair value of the reporting unit with its corresponding carrying value. If the conclusion of the quantitative analysis is that the fair value is in fact less than the carrying value, management will recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying value exceeds its fair value. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. The Company operates five reporting units, which are the same as its reporting segments described in Note 24 — Business Segments comprised of the Capital Markets segment, Wealth Management segment, Communications segment, the Consumer Products segment, the E-Commerce segment, and the All Other category. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

The Company reviews the carrying value of its finite-lived amortizable intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the asset or asset group to the undiscounted cash flows that the asset or asset group is expected to generate. If the undiscounted cash flows of such assets are less than the carrying amount, the impairment to be recognized is measured by the amount by which the carrying amount of the asset or asset group, if any, exceeds its fair market value.

In performing the annual review of goodwill and other intangible assets at December 31, 2024, qualitative factors indicated it could be more likely than not that the carrying value of goodwill and other intangible assets for the Nogin reporting unit could be impaired and the tradename for the Targus reporting unit could be impaired. For the Targus reporting unit, there were also qualitative factors in performing the interim and annual analysis at June 30, 2024, December 31, 2023 and September 30, 2023 that indicated it could be more likely than not that the carrying value of goodwill and tradename for the Targus reporting unit could be impaired. As more fully described in Note 10, based on the results of these analyses, the Company recorded non-cash impairment charges of $105,373 during the year ended December 31, 2024 which included impairment charges related to (a) indefinite lived assets of $84,345 related to goodwill and $5,000 related to tradenames and (b) $16,028 related to finite-lived intangible assets for customer relationships, internally developed software and other intangible assets, and trademarks. The Company recorded non-cash impairment charges of $70,333 during the year ended December 31, 2023 which included impairment charges related to (a) indefinite lived assets of $53,100 related to goodwill and $15,500 related to tradenames and (b) $1,733 related to finite-lived tradename in the Capital Markets segment that was no longer used by the Company.

(v) Fair Value Measurements

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) for identical instruments that are highly liquid, observable, and actively traded in over-the-counter markets. Fair values determined by Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable and can be corroborated by market data. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s securities and other investments owned and securities sold and not yet purchased are comprised of common and preferred stocks and warrants, corporate bonds, and investments in partnerships. Investments in common stocks that are based on quoted prices in active markets are included in Level 1 of the fair value hierarchy. The Company also holds loans receivable valued at fair value, nonpublic common and preferred stocks and warrants for which there is little or no public market and fair value is determined by management on a consistent basis. For investments where little or no public market exists, management’s determination of fair value is based on the best available information which may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration various factors including earnings history, financial condition, recent sales prices of the issuer’s securities and liquidity risks. These investments are included in Level 3 of the fair value hierarchy. Investments in partnership interests include investments in private equity partnerships that primarily invest in equity securities, bonds, and direct lending funds. The Company also invests in priority investment funds and the underlying securities held by these funds are primarily corporate and asset-backed fixed income securities and restrictions exist on the redemption of amounts invested by the Company. The Company’s partnership and investment fund interests are valued based on the Company’s proportionate share of the net assets of the partnerships and funds; the value for these investments is derived from the most recent statements received from the general partner or fund administrator. These partnership and investment fund interests are valued at net asset value (“NAV”) and are excluded from the fair value hierarchy in the table below in accordance with ASC 820 — Fair Value Measurements. The investment strategy of these partnerships and investment funds is primarily for capital appreciation from investments in privately held technology and small and mid-cap companies. As of December 31, 2024 and 2023, partnership and investment fund interests valued at NAV of $15,867 and $35,196, respectively, and are included in securities and other investments owned in the accompanying consolidated balance sheets.

Securities and other investments owned also include investments in nonpublic entities that do not have a readily determinable fair value and do not report NAV per share. These investments are accounted for using a measurement alternative under which they are measured at cost and adjusted for observable price changes and impairments. Observable price changes result from, among other things, equity transactions for the same issuer executed during the reporting period, including subsequent equity offerings or other reported equity transactions related to the same issuer. For these transactions to be considered observable price changes of the same issuer, we evaluate whether these transactions have similar rights and obligations, including voting rights, distribution preferences, conversion rights, and other factors, to the investments we hold. As of December 31, 2024 and 2023, the following table presents the carrying value of equity securities measured under the measurement alternative investments and the related adjustments recorded during the periods presented for those securities with observable price changes:

	December 31, 2024	December 31, 2023
Securities and other investments owned, carrying value	$67,100	$64,455
Upward carrying value changes	1,848	100
Downward carrying value changes/impairment	(2)	(21,395)

The Company measures certain assets at fair value on a nonrecurring basis. These assets include equity method investments when they are deemed to be other-than-temporarily impaired, investments adjusted to their fair value by applying the measurement alternative, assets acquired and liabilities assumed in an acquisition or in a nonmonetary exchange, and property, plant and equipment and intangible assets that are written down to fair value when they are held for sale or determined to be impaired.

The following tables present information on the financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2023.

	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$165,408	$124,892	$—	$40,516
Corporate bonds	29,027	25,461	3,566	—
Other fixed income securities	4,923	—	4,923	—
Total securities and other investments owned	199,358	150,353	8,489	40,516
Loans receivable, at fair value	90,103	—	—	90,103
Total assets measured at fair value	$289,461	$150,353	$8,489	$130,619

Liabilities:
Securities sold not yet purchased:
Corporate bonds	$1,891	$—	$1,891	$—
Other fixed income securities	3,784	—	3,784	—
Total securities sold not yet purchased	5,675	—	5,675	—
Contingent consideration	4,538	—	—	4,538
Total liabilities measured at fair value	$10,213	$—	$5,675	$4,538
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2023 Using
	Fair value at December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$647,122	$194,541	$—	$452,581
Corporate bonds	59,287	56,045	3,242	—
Other fixed income securities	2,989	—	2,989	—
Total securities and other investments owned	709,398	250,586	6,231	452,581
Loans receivable, at fair value	532,419	—	—	532,419
Total assets measured at fair value	$1,241,817	$250,586	$6,231	$985,000

Liabilities:
Securities sold not yet purchased:
Equity securities	$1,037	$1,037	$—	$—
Corporate bonds	5,971	—	5,971	—
Other fixed income securities	1,593	—	1,593	—
Total securities sold not yet purchased	8,601	1,037	7,564	—
Contingent consideration	25,194	—	—	25,194
Total liabilities measured at fair value	$33,795	$1,037	$7,564	$25,194

As of December 31, 2024 and 2023, financial assets measured and reported at fair value on a recurring basis and classified within Level 3 were $130,619 and $985,000, respectively, or 7.3% and 16.2%, respectively, of the Company’s total assets. In determining the fair value for these Level 3 financial assets, the Company analyzes various financial, performance and market factors to estimate the value, including where applicable, over-the-counter market trading activity.

The following table summarizes the significant unobservable inputs in the fair value measurement of level 3 financial assets and liabilities by category of investment and valuation technique as of December 31, 2024:

	Fair value at December 31, 2024	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$34,654	Market approach	Multiple of EBITDA(2)	6.3x	6.3x
			Multiple of Sales	2.1x – 8.0x	3.1x
			Market price of related security	$9.97 – $11.10	$10.76
	5,862	Option pricing model	Annualized volatility	47.0% – 171.0%	87.0%
Loans receivable at fair value	86,150	Discounted cash flow	Market interest rate	7.3% – 69.1%	19.7%
	3,953	Market approach	Market price of related security	$9.60 – $16.48	$12.90
Total level 3 assets measured at fair value	$130,619

Liabilities:
Contingent consideration	4,538	Discounted cash flow	Market interest rate	5.0% – 7.5%	5.1%
Total level 3 liabilities measured at fair value	$4,538

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

(2)      Multiple of earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

The following table summarizes the significant unobservable inputs in the fair value measurement of level 3 financial assets and liabilities by category of investment and valuation technique as of December 31, 2023:

	Fair value at December 31, 2023	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$324,279	Market approach	Multiple of EBITDA	0.7x – 13.5x	8.3x
			Multiple of Sales	0.8x to 3.5x	0.9x
			Market price of related security	$0.04 – $92.51	$12.27
	58,331	Discounted cash flow	Market interest rate	20.2% – 57.0%	24.60%
	69,971	Option pricing model	Annualized volatility	25.0% – 187.0%	67.0%
Loans receivable at fair value	512,522	Discounted cash flow	Market interest rate	10.0% – 41.6%	17.1%
	19,897	Market approach	Market price of related security	$19.87	$19.87
Total level 3 assets measured at fair value	$985,000

Liabilities:
Contingent consideration	25,194	Discounted cash flow	EBITDA volatility	70.0%	70.0%
			Asset volatility	69.0%	69.0%
			Market interest rate	8.5%	8.5%
Total level 3 liabilities measured at fair value	$25,194

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

The changes in Level 3 fair value hierarchy during the year ended December 31, 2024 and 2023 are as follows:

	Level 3 Balance at Beginning of Year	Level 3 Changes During the Period						Level 3 Balance at End of Period	Change in unrealized gains (losses)(3)
		Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3(2)
Year Ended December 31, 2024
Equity securities	$452,581	$(349,918)	$20	$3,862	$(78,197)	$13,245	$(1,077)	$40,516	$(65,839)
Loans receivable at fair value	532,419	(325,499)	5,420	107,025	(30,936)	(198,326)	—	90,103	(335,295)
Contingent consideration	25,194	850	—	—	—	(10,693)	(10,813)	4,538	—

Year Ended December 31, 2023
Equity securities	$153,972	$(4,600)	$(22)	$341,802	$(44,383)	$—	$5,812	$452,581	$(21,987)
Loans receivable at fair value	701,652	20,225	(3,105)	531,844	(84,984)	(632,963)	(250)	532,419	21,641
Contingent consideration	30,773	(4,170)	—	—	—	(1,409)	—	25,194	—

(1)      Fair value adjustments during the year ended December 31, 2024 includes the following: $(349,918) of realized and unrealized gains (losses) on equity securities is comprised of $(70,437) of realized and unrealized gains (losses) included in trading (loss) income and $(279,481) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $(325,499) of fair value adjustments on loans included in fair value adjustments on loans, and $850 related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations. Fair value adjustments during the year ended December 31, 2023 includes the following: $(4,600)

          of realized and unrealized gains (losses) on equity securities is comprised of $10,883 of realized and unrealized gains (losses) included in trading (loss) income and $(15,483) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $20,225 of fair value adjustments on loans included in fair value adjustments on loans, and $(4,170) related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations.

(2)      The $10,813 transfer out of Level 3 represents the reclassification of contingent consideration associated with Atlantic Coast Recycling to liabilities held for sale during the year ended December 31, 2024. Refer to Note 4 for more information.

(3)      For the years ended December 31, 2024 and 2023, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

The carrying amounts reported in the consolidated financial statements for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value based on the short-term maturity of these instruments.

As of December 31, 2024 and 2023, the senior notes payable had a carrying amount of $1,530,561 and $1,668,021, respectively, and a fair value of $769,476 and $1,127,503, respectively. The aggregate carrying amount of the Company’s notes payable, revolving credit facility, and term loans of $243,779 and $688,343 as of December 31, 2024 and 2023, respectively, approximates fair value because the effective yield of such instrument is consistent with current market rates of interest for instruments of comparable credit risk.

The investments in nonpublic entities that do not report NAV are measured at cost, adjusted for observable price changes and impairments, with changes recognized in realized and unrealized gains (losses) on investments on the consolidated statements of operations. These investments are evaluated on a nonrecurring basis based on the observable price changes in orderly transactions for the identical or similar investment of the same issuer. Further adjustments are not made until another observable transaction occurs. Therefore, the determination of fair values of these investments in nonpublic entities that do not report NAV does not involve significant estimates and assumptions or subjective and complex judgments. Investments in nonpublic entities that do not report NAV are subject to a qualitative assessment for indicators of impairment. If indicators of impairment are present, the Company is required to estimate the investment’s fair value and immediately recognize an impairment charge in an amount equal to the investment’s carrying value in excess of its estimated fair value.

The following table presents information on the assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2024 and 2023. These investments were measured due to an observable price change or impairment during the years ended December 31, 2024 and 2023.

	Fair Value Measurement Using
	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2024
Investments in nonpublic entities that do not report NAV	$7,294	$—	$7,294	$—
As of December 31, 2023
Investments in nonpublic entities that do not report NAV	$1,628	$—	$1,602	$26

(w) Foreign Currency Translation

The Company transacts business in various foreign currencies. In countries where the functional currency of the underlying operations has been determined to be the local country’s currency, revenues and expenses of operations outside the United States are translated into United States dollars using average exchange rates while assets and liabilities of operations outside the United States are translated into United States dollars using period-end exchange rates. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income in the accompanying consolidated balance sheets. Transaction gains were $2,843 and losses were $2,294 during the years ended December 31, 2024 and 2023, respectively. These amounts are included in selling, general and administrative expenses in the Company’s consolidated statements of operations.

(x) Redeemable Noncontrolling Interests in Equity of Subsidiaries

The Company records redeemable noncontrolling interests in equity of subsidiaries to reflect the economic interests of the class A ordinary shareholders in the BRPM 250 sponsored SPAC and the 20% noncontrolling interest of Lingo Management, LLC (“Lingo”), which on February 24, 2023, the Company acquired, increasing its ownership interest in Lingo to 100%. These interests are presented as redeemable noncontrolling interests in equity of subsidiaries within the consolidated balance sheet, outside of the permanent equity section. The class A ordinary shareholders of BRPM 250 have redemption rights that are considered to be outside of the Company’s control. Remeasurements to the redemption value of the redeemable noncontrolling interest in equity of subsidiaries are recorded within retained earnings (accumulated deficit). The operating agreement with Lingo has provisions which result in the noncontrolling interest being accounted for as temporary equity. Net income (losses) are reflected in net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests in the consolidated statement of operations.

Changes to redeemable noncontrolling interest consist of the following:

Amount
Balance, December 31, 2022	$178,622
Net loss	(146)
Purchase of Lingo minority interest	(11,190)
Remeasurement adjustments for Lingo and BRPM 250	8,477
Redemption of BRPM 250 Class A common stock	(175,763)
Balance, December 31, 2023	$—

(y) Common Stock Warrants

On October 28, 2019, the Company issued 200,000 warrants to purchase common stock of the Company with a warrant expiration date of February 2025 (the “BR Brands Warrants”) in connection with the acquisition of the majority ownership interest in BR Brand Holdings LLC. The BR Brands Warrants entitle the holders of the warrants to acquire shares of the Company’s common stock from the Company at an exercise price of $26.24 per share. One-third of the BR Brands Warrants immediately vested and became exercisable upon issuance, and the remaining two-thirds of warrants vested and became exercisable on the second anniversary of the closing, upon the BR Brands’ satisfaction of specified financial performance targets. The BR Brands warrants expired in February 2025. As of December 31, 2024 and 2023, zero and 200,000 BR Brands warrants were outstanding, respectively. In April 2024, 200,000 shares of the Company’s common stock were issued in connection with the exercise of all of the warrants for cash in the amount of $653.

(z) Equity Method Investments

As of December 31, 2024 and 2023, an equity investment that is accounted for under the equity method of accounting had a carrying value of $85,487 and $2,087, respectively, which is included in prepaid expenses and other assets in the accompanying consolidated balance sheets. The Company’s share of earnings or losses from equity method investees included in income (loss) from equity investments was $31 and $(152) during the years ended December 31, 2024 and 2023, respectively, in the consolidated statements of operations.

bebe stores, inc.

The Company had a 40.1% ownership interest in bebe at December 31, 2022 which was accounted for under the equity method of accounting for the periods presented prior to the Company obtaining a controlling interest in bebe on October 6, 2023 due to the purchase of an additional 3,700,000 shares for an aggregate purchase price of $18,500 that resulted in an increase in the Company’s ownership to 76.2%. Prior to October, 2023, the investment in bebe was included in prepaid expenses and other assets in the consolidated balance sheets. On October 6, 2023, the fair value of the Company’s existing equity interest in bebe was revalued at $30,575 as a result of obtaining a controlling interest from the purchase of additional shares.

The carrying value of the Company’s equity method investment in bebe was remeasured at fair value in the amount of $30,575 on October 6, 2023 upon obtaining the controlling interest in bebe. Since the transaction price to obtain the controlling interest on a per share basis was less than the aggregate carrying value of the Company’s investment by $12,891, upon remeasurement, the Company recorded a loss for this in the amount of $12,891 at September 30, 2023, which is included in other income (expense) — change in fair value of financial instruments and other in the accompanying consolidated statements of operations. During the year ended December 31, 2023, the Company received dividends from the equity investment in bebe of $245.

Great American Group

As discussed in Note 4 — Discontinued Operations and Assets Held for Sale, after the completion of the sale of a majority interest in Great American NewCo on November 15, 2024, the Company retained a non-controlling equity interest which is comprised of (a) 93.2% of the issued and outstanding class B preferred limited liability company units of Great American NewCo (which will have a 2.3% payment-in-kind coupon and an initial aggregate liquidation preference of approximately $183,000) (the “Class B Preferred Units”) and (b) 44.2% of the issued and outstanding Common Units. This equity method investment is accounted for in the Company’s financial statements under the equity method of accounting a quarter in arrears, and no income or loss has been recorded in the Company’s consolidated financial statements for this equity method investment for the period November 15, 2024 to December 31, 2024.

Upon deconsolidation of Great American NewCo, the Company’s equity investment was valued at $82,462 and is included in prepaid expenses and other assets in the consolidated balance sheet. The fair value of the equity investment at November 15, 2024, is comprised of the Class B Preferred Units and the Common Units owned by the Company. The Class B Preferred Units were valued at November 15, 2024 using a discounted cash flow model with a discount rate of 19.2% with an estimated investment exit date of five years from the transaction date. The fair value of the common units at November 15, 2024 was determined using a market multiple approach utilizing an EBITDA multiple of 8.3 based upon guideline public companies and further supported by the transaction price in the Equity Purchase Agreement.

Other Equity Method Investments

The Company had other equity method investments over which the Company exercises significant influence but that did not meet the requirements for consolidation, the largest ownership interest being a 40% ownership interest in Lingo, which was acquired in November 2020. On May 31, 2022, the Company’s ownership increased to 80% and Lingo’s operating results were consolidated with the Company. On February 24, 2023, the Company acquired the remaining 20% ownership in Lingo, increasing the Company’s ownership interest from 80% to 100%. The equity ownership in these other investments was accounted for at the applicable times under the equity method of accounting and was included in prepaid expenses and other assets in the consolidated balance sheets.

(aa) Supplemental Non-cash Disclosures

During the year ended December 31, 2024, there was non-cash investing activity related to the receipt of a note receivable in the amount of $2,000 related to the sale of certain assets, $53,530 related to a loan receivable, at fair value that converted into equity securities, DIP loan conversion to purchase consideration equity for the purchase of Nogin in the amount of $37,700, and the receipt of $16,698 in loans receivable and $82,462 in non-controlling equity interest related to the sale of Great American Group During the year ended December 31, 2024, there was non-cash financing activity related to the Company’s redemption of its 6.375% Senior Notes due 2025 in the aggregate principal amount of $1,130 in exchange for 36,903 shares of its common stock at fair value of $1,011 for a net gain on extinguishment of debt of $120. During the year ended December 31, 2024, other non-cash activities included the recognition of new operating lease right-of-use assets, and corresponding operating lease liabilities, of $3,294.

During the year ended December 31, 2023, non-cash activities related to the sale of BRRII and other businesses consisted of: (1) non-cash investing activity for a decrease in loans receivable of $124,397 and receipt of a loan receivable in the amount of $58,872, and (2) non-cash financing activity for a decrease in term loan in the amount of $65,790 and decrease in non-controlling interest related to the distribution of equity of subsidiary of $3,374. Other non-cash investing activities during the year ended December 31, 2023 included $26,817 of notes receivable that converted into equity securities; $23,668 of other receivables financed with a loan receivable; $1,190 of loans receivable, at fair value, that was included in consideration paid for the purchase of the Lingo noncontrolling interest; and $2,111 of common stock issued as part of the purchase price consideration for a business acquisition. During the year ended December 31, 2023, non-cash financing activities also included $7,000 in seller financing related to the purchase of the Lingo noncontrolling interest. During the year ended December 31, 2023, other non-cash activities included the recognition of new operating lease right-of-use assets of $14,570 and the recognition of new operating lease liabilities of $14,570.

(ab) Variable Interest Entities

The Company holds interests in various entities that meet the characteristics of a VIE but are not consolidated as the Company is not the primary beneficiary. Interests in these entities are generally in the form of equity interests, loans receivable, or fee arrangements.

The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. In evaluating whether the Company is the primary beneficiary, the Company evaluates its economic interests in the entity held either directly by the Company or indirectly through related parties.

The party with a controlling financial interest in a VIE is known as the primary beneficiary and consolidates the VIE. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (a) which variable interest holder has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; (b) which variable interest holder has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE; (c) the VIE’s purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders; (d) the terms between the VIE and its variable interest holders and other parties involved with the VIE; and (e) related-party relationships with other parties that may also have a variable interest in the VIE.

On August 21, 2023, in connection with the FRG take-private transaction, one of the Company’s subsidiaries and an affiliate of Mr. Kahn (the “Kahn Borrower”) entered into an amended and restated a promissory note. The Company was not involved in the design of the Kahn Borrower, has no equity financial interest, and has no rights to make decisions or participate in the management of the Kahn Borrower that significantly impact the economics of the Kahn Borrower. Since the Company does not have the power to direct the activities of the Kahn Borrower, the Company is not the primary beneficiary and therefore does not consolidate the Kahn Borrower. The promissory note is included in loans receivable, at fair value in the Company’s consolidated financial statements and is a variable interest in accordance with the accounting guidance. As of December 31, 2024, the collateral underlying the promissory note was impaired, and the fair value of the promissory note was significantly reduced due to Freedom VCM’s Chapter 11 bankruptcy filing on November 3, 2024 (see Notes 2(s) and 2(t) for further discussion). As of December 31, 2024 and 2023, the maximum amount of loss exposure to the VIE on a fair value basis was $2,057 and $209,395.

The Company, has entered into agreements to provide investment banking and advisory services to numerous investment funds (the “Funds”) that are considered variable interest entities under the accounting guidance.

The Company earns fees from the Funds in the form of placement agent fees and carried interest. For placement agent fees, the Company receives a cash fee of generally 7% to 10% of the amount of raised capital for the Funds and the fee is recognized at the time the placement services occurred. The Company receives carried interest as a percentage allocation (8% to 15%) of the profits of the Funds as compensation for asset management services provided to the Funds and it is recognized under the ownership model of ASC 323 — Investments — Equity Method and Joint Ventures as an equity method investment with changes in allocation recorded currently in the results of operations. As the fee arrangements under such agreements are arm’s length and contain customary terms and conditions and represent compensation that is considered fair value for the services provided, the fee arrangements are not considered variable interests and accordingly, the Company does not consolidate such VIEs.

Placement agent fees attributable to such arrangements during the years ended December 31, 2024 and 2023 were $866 and $3,382, respectively, and are included in services and fees in the consolidated statements of operations.

The carrying amounts included in the Company’s consolidated financial statements related to variable interests in VIEs that were not consolidated is shown below.

	December 31, 2024	December 31, 2023
Securities and other investments owned, at fair value	$—	$28,573
Loans receivable, at fair value	28,193	250,801
Other assets	3,359	11,418
Maximum exposure to loss	$31,552	$290,792

Bicoastal Alliance, LLC (“Bicoastal”)

On May 3, 2024, as part of the acquisition of Nogin, the Company acquired a 50% equity interest in Bicoastal through a wholly owned subsidiary of Nogin. Bicoastal is a holding company designed to manage the investments, including strategy and operations, for two brand apparel operating companies. The Company determined Bicoastal is a variable interest entity as it does not have sufficient resources to carry out its management activities without additional financial support. The Company determined that it has the power to direct the activities that most significantly impact Bicoastal’s economic performance, has more equity capital at risk, and is expected to continue to fund operations. Therefore, the Company determined that it is the primary beneficiary of Bicoastal and has consolidated its results into the Company’s consolidated financial statements.

On August 14, 2024, Bicoastal entered into an agreement to acquire the remaining 50% equity interest upon paydown of a $700 note payable to the noncontrolling interest noteholder with a final repayment date and equity ownership interest transfer date of June 30, 2025. Subsequent to December 31, 2024 this equity interest was included in the assets of Nogin that were transferred to an assignee for the benefits of creditors as more fully described in Note 25.

B. Riley Principal 250 Merger Corporation (“BRPM”)

In 2021, the Company along with BRPM 250, a newly formed special purpose acquisition company incorporated as a Delaware corporation, consummated the initial public offering of 17,250,000 units of BRPM 250. Each Unit of BRPM 250 consisted of one share of class A common stock and one-third of one redeemable warrant, each whole warrant entitling the holder thereof to purchase one share of BRPM 250 class A common stock at an exercise price of $11.50 per share. The BRPM 250 Units were each sold at a price of $10.00 per unit, generating gross proceeds to BRPM 250 of $172,500. These proceeds were deposited in a trust account established for the benefit of the BRPM 250 class A public shareholders and was included in prepaid expenses and other assets in the consolidated balance sheets. These proceeds are invested only in U.S. treasury securities in accordance with the governing documents of BRPM 250. Under the terms of the BRPM 250 initial public offering, BRPM 250 was required to consummate a business combination transaction within 24 months (or 27 months under certain circumstances) of the completion of its respective initial public offering.

In connection with the completion of the initial public offering of BRPM 250, the Company invested in the private placement units of BRPM 250. BRPM 250 was determined to be a VIE because it did not have enough equity at risk to finance its activities without additional subordinated financial support. The Company had determined that the class A shareholders of BRPM 250 do not have substantive rights as shareholders of BRPM 250 since these equity interests are determined to be temporary equity. As such, the Company has determined that it is the primary beneficiary of BRPM 250 as it has the right to receive benefits or the obligation to absorb losses, as well as the power to direct a majority of the activities that significantly impact BRPM 250’s economic performance. Since the Company is determined to be the primary beneficiary, BRPM 250 was consolidated into the Company’s consolidated financial statements.

On April 21, 2023, the Board of Directors of BRPM 250 approved a plan to redeem all of the outstanding shares of Class A common stock of BRPM 250, effective as of May 4, 2023. The BRPM 250 Class A public shares were deemed cancelled on May 4, 2023, and the funds held in trust were used to fund the corresponding redemption amounts to the BRPM 250 Class A shareholders and BRPM 250 was no longer a VIE.

(ac) Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation. Certain amounts reported in Inventory during the year ended December 31, 2023 have been reclassified as rental merchandise, net in the prepaid expenses and other assets note during the year ended December 31, 2024. In addition, certain amounts reported in selling, general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2023 have been reclassified to loss on extinguishment of debt. Certain prior-year amounts have also been reclassified to conform to the current-year’s presentation as a result of discontinued operations and held for sale, see Note 4. These reclassifications had no effect on previously reported net income (loss), total assets, total liabilities, or stockholders’ equity (deficit).

(ad) Contingent Consideration

Contingent consideration is comprised of contractual earnouts or milestones in connection with the Company’s purchase of businesses and is initially recorded as purchase consideration in the purchase price allocation with a corresponding liability at the acquisition date measured at fair value with valuation methodologies as described in Note 2(v). Subsequent changes in the fair value of contingent consideration during the reporting period are recognized in selling, general and administrative expenses in the Company’s consolidated statements of operations.

(ae) Transfer of Financial Assets

As discussed in more detail in Note 4 — Discontinued Operations and Assets Held for Sale, the Company’s controlling and non-controlling equity interest in assets and certain intellectual properties related to the Brands Transaction were contributed and transferred to a securitization financing vehicle in exchange for consideration upon sale. Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that preclude it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets. Transfers of assets that meet the sale criteria under ASC 860, Transfers and Servicing, are derecognized from the Consolidated Balance Sheets at the time of transfer, and assets and liabilities incurred in connection with transfers reported as sales are initially recognized in the Consolidated Balance Sheets at fair value. Gains and losses stemming from transfers reported as sales are included in the “Income from discontinued operations, net of income taxes” line item in the Consolidated Statements of Operations.

(af) Recent Accounting Standards

Not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. This ASU requires additional expense disclosures by public entities in the notes to the financial statements. The ASU outlines the specific costs that are required to be disclosed which include such costs as: purchases of inventory, employee compensation, depreciation, intangible asset amortization, selling costs, and depreciation, depletion, and amortization related to oil and gas production. It also requires qualitative descriptions of the amounts remaining in the relevant expense income statement captions that are not separately disaggregated quantitatively in the notes to the financial statements and the entity’s definition of selling expenses. The disclosures are required for each interim and annual reporting period. In January 2025, the FASB issued ASU 2025-01 which clarified the effective date for entities that do not have an annual reporting period that ends on December 31st. The guidance is effective for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company has not yet adopted this update and is currently evaluating the effect this new standard will have on its financial position and results of operations.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. The amendments in this update improve income tax disclosure requirements related to the transparency of rate reconciliation and income taxes paid disclosures and the effectiveness and comparability of disclosures of pretax income (or loss) and income tax expense (or benefit). The amendments in this update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The update should be applied on a prospective basis. The Company has not yet adopted this update and is currently evaluating the effect this new standard will have on its financial position and results of operations.

Recently adopted

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, which requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The Company adopted the new standard effective December 31, 2024. As a result, the Company has enhanced our segment disclosures in Note 24 “Business Segments” to include the titles and positions of individuals comprising the CODM and significant expense categories and amounts included in segment profit or loss that are regularly provided to the CODM. The adoption of this ASU affects only the disclosures, with no impacts to the financial position and results of operations.